                 As filed with the Securities and Exchange Commission on 5/10/04


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-08243
                                                     ---------

                                 POTOMAC FUNDS
                                 -------------
               (Exact name of registrant as specified in charter)



                           500 FIFTH AVENUE SUITE 415
                           --------------------------
                               NEW YORK, NY 10110
                               ------------------
              (Address of principal executive offices) (Zip code)



                                DANIEL D. O'NEILL
                                -----------------
                           500 FIFTH AVENUE SUITE 415
                           --------------------------
                               NEW YORK, NY 10110
                               ------------------
                     (Name and address of agent for service)



      Registrant's telephone number, including area code: 1 (212) 997-4030



Date of fiscal year end: 8/31/04
                         -------



Date of reporting period: 2/29/04
                          -------

ITEM 1. REPORT TO STOCKHOLDERS.

Dear Shareholders,

This Semi-Annual Report covers the period from September 1, 2003 through February 29, 2004, a period during which the economic news was positive. The equity markets rallied higher on improving corporate earnings and were cheered by the policies of the Federal Reserve, which left interest rates at historically low levels. Job creation continued to be elusive but most forecasters believed that the employment situation would eventually improve. A weak dollar caused concern among investors but was good news for U.S. multi-national companies. Record budget deficits were much discussed but did not seem to dampen investor enthusiasm in either the equity or bond markets. The situation in Iraq, which has deteriorated significantly since the end of February, remained relatively calm throughout the period and did not seem to weight too heavily on the markets.

The equity markets showed significant gains for the period from September through the end of February 2004. The Standard & Poor's 500 Composite Stock Index(TM) rose 14.6%*, the Dow Jones Industrial Average(SM) gained 13.7%* and the Nasdaq 100 Index(TM) rose 9.8%* and the Russell 2000(R) Index led all major indices, gaining 18.4%*. As would be expected during a period of significant market gains, the Potomac Plus Funds did well, with the Potomac U.S. Plus Fund rising 20.2%*, the Dow 30 Plus Fund gaining 16.1%*, the Potomac OTC Plus Fund advancing 10.6%*, and the Small Cap Plus Fund gaining 20.6%*. As should be expected, the Potomac Short Funds declined significantly, with the Potomac U.S./Short Fund losing 13.6%*, the Potomac Dow 30/Short Fund declining 12.9%*, the OTC/Short Fund losing 11.5%* and the Potomac Small Cap/Short Fund retreating 19.8%*.

The Potomac Warwick Fund struggled during the period, losing 4.6%* due to continued bearishness on the part of the Subadvisor, Gustafson, Baxter Financial Services, Inc.

The Potomac Horizon Fund, which began operations October 1, 2003, had a total return of 10.0%*.

The performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Please remember, past performance does not guarantee future results and current performance may be higher or lower than the performance data quoted. To obtain more current performance information please visit our website at potomacfunds.com or call 1-800-851-0511.

As always, we thank you for using the Potomac Funds as your investment vehicle of choice and look forward to our mutual success.

Best regards,

/s/ Daniel O'Neill
Daniel O'Neill
The Potomac Funds

*All returns include the effect as if reinvesting dividends. For more complete information, including investment objective, fees, risks and expenses, contact your financial advisor or call Potomac Funds as 1-800-851-0511 for a prospectus.

                                 U.S. PLUS FUND
                            SCHEDULE OF INVESTMENTS
                         FEBRUARY 29, 2004 (UNAUDITED)

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
 COMMON STOCKS - 47.9%*
    23,000    Standard & Poor's
                Depository Receipts
                Trust Series 1             $2,645,920
                                           ----------

              TOTAL COMMON STOCKS
                (Cost $2,031,960)           2,645,920
                                           ----------
---------------------------------------------------------
FACE AMOUNT                                    VALUE
---------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS - 34.3%*
$1,900,000    Federal National Mortgage
                Association (FNMA),
                Discount Note 0.00%,**
                05/26/2004                 $1,895,326
                                           ----------

              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (Cost $1,895,484)           1,895,326
                                           ----------

              TOTAL INVESTMENTS - 82.2%*
                (Cost $3,927,444)          $4,541,246
                                           ==========

*  Calculated as a percentage of net assets.
** Non-income producing security.

                     See notes to the financial statements.

                                 U.S. PLUS FUND
                         SCHEDULE OF FUTURES CONTRACTS
                         FEBRUARY 29, 2004 (UNAUDITED)

------------------------------------------------------------
                                              UNREALIZED
CONTRACTS                                   DEPRECIATION
------------------------------------------------------------
   FUTURES CONTRACTS PURCHASED
    9        S&P 500 Index Futures
               Contracts Expiring March
               2004 (Underlying
               Face Amount at Market
               Value $2,575,350)              $(3,241)
                                              =======

                                 U.S. PLUS FUND
                               SCHEDULE OF SWAPS
                         FEBRUARY 29, 2004 (UNAUDITED)

------------------------------------------------------------
                                              UNREALIZED
CONTRACTS                                   APPRECIATION
------------------------------------------------------------
  SWAPS PURCHASED
 2,567       S&P 500 Index SWAP
               Contracts (Underlying
               Face Amount at Market
               Value $2,938,981)              $31,098
                                              =======

                     See notes to the financial statements.

                                U.S./SHORT FUND
                            SCHEDULE OF INVESTMENTS

                         FEBRUARY 29, 2004 (UNAUDITED)

---------------------------------------------------------
FACE AMOUNT                                     VALUE
---------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS - 45.5%*



$2,300,000    Federal National Mortgage
                Association (FNMA),
                Discount Note 0.00%,**
                05/26/2004                 $2,294,342
                                           ----------

              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (Cost $2,294,533)           2,294,342
                                           ----------

              TOTAL INVESTMENTS - 45.5%*
                (Cost $2,294,533)          $2,294,342
                                           ==========

*  Calculated as a percentage of net assets.

** Non-income producing security.

                     See notes to the financial statements.

                                U.S./SHORT FUND
                       SCHEDULE OF SECURITIES SOLD SHORT
                         FEBRUARY 29, 2004 (UNAUDITED)

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
65,000... Standard & Poor's Depository
           Receipts Trust Series 1         $7,477,600
                                           ----------

         TOTAL SECURITIES SOLD SHORT
           (Proceeds $5,354,109)           $7,477,600
                                           ==========

                                U.S./SHORT FUND
                         SCHEDULE OF FUTURES CONTRACTS
                         FEBRUARY 29, 2004 (UNAUDITED)

-----------------------------------------------------------
                                             UNREALIZED
CONTRACTS                                  APPRECIATION
-----------------------------------------------------------
   FUTURES CONTRACTS PURCHASED
    8       S&P 500 Index Futures
              Contracts Expiring
              March 2004
              (Underlying Face Amount at
              Market Value $2,289,200)       $ 9,164
                                             =======

                                U.S./SHORT FUND
                        SCHEDULE OF SHORT SWAP CONTRACTS
                         FEBRUARY 29, 2004 (UNAUDITED)

-----------------------------------------------------------
                                             UNREALIZED
CONTRACTS                                  DEPRECIATION
-----------------------------------------------------------
 SWAP CONTRACTS
      8     S&P 500 Index SWAP Contracts
              (Underlying Face Amount at
              Market Value $9,409)          $    (268)
                                            =========

                     See notes to the financial statements.

                                 OTC PLUS FUND
                            SCHEDULE OF INVESTMENTS
                         FEBRUARY 29, 2004 (UNAUDITED)

------------------------------------------------------------
SHARES                                             VALUE
------------------------------------------------------------
 COMMON STOCKS - 96.2%*

 55,382    Microsoft Corporation             $ 1,467,623
 34,041    Intel Corporation                     995,018
 14,361    QUALCOMM Inc.                         911,205
 36,705    Cisco Systems, Inc.**                 847,886
  8,948    Amgen Inc.**                          568,466
 20,391    Nextel Communications, Inc. -
             Class A**                           540,158
  7,170    eBay Inc.**                           493,726
 14,037    Dell Inc.**                           458,308
 14,139    Comcast Corporation - Class
             A**                                 424,736
 32,434    Oracle Corporation**                  417,750
 10,993    IAC/InterActiveCorp**                 358,042
  6,853    Maxim Integrated Products,
             Inc.                                342,033
  5,636    Biogen Idec, Inc.**                   312,516
  8,147    Starbucks Corporation**               304,779
  6,759    Xilinx, Inc.**                        284,148
 12,801    Applied Materials, Inc.**             271,893
  6,214    Linear Technology Corporation         248,498
  5,926    Bed Bath & Beyond Inc.**              242,255
  4,182    Genzyme Corporation (General
             Division)**                         212,362
  4,470    Electronic Arts Inc.**                210,805
  4,708    Yahoo! Inc.**                         209,035
  2,654    Apollo Group, Inc. - Class A**        202,102
  5,124    Biomet, Inc.                          199,734
  6,504    VERITAS Software Corporation**        197,852
  4,794    Symantec Corporation**                197,225
  3,020    Teva Pharmaceutical Industries
             Ltd. - ADR                          196,300
  3,907    Chiron Corporation**                  191,091
  3,512    KLA-Tencor Corporation**              185,434
  7,613    Apple Computer, Inc.**                182,179
  7,928    Altera Corporation**                  175,050
  5,323    Paychex, Inc.                         171,241
  3,963    Amazon.com, Inc.**                    171,003
  7,884    PeopleSoft, Inc.**                    170,137
  3,721    Intuit Inc.**                         165,064
  2,919    PACCAR Inc.                           161,742
  2,968    Gilead Sciences, Inc.**               160,895
  8,517    Flextronics International
             Ltd.**                              154,158
  3,588    Costco Wholesale Corporation**        139,681
  3,608    Fiserv, Inc.**                        139,305
  3,782    EchoStar Communications
             Corporation - Class A**             136,606
  1,366    Research In Motion Limited**          135,152

------------------------------------------------------------
SHARES                                             VALUE
------------------------------------------------------------
  3,049    Cintas Corporation                $   130,223
  4,950    Staples, Inc.                         129,789
  3,193    Broadcom Corporation - Class
             A**                                 129,572
  3,413    Adobe Systems Incorporated            127,100
 24,175    JDS Uniphase Corporation**            118,458
  5,370    Network Appliance, Inc.**             116,314
 21,149    Sun Microsystems, Inc.**              112,936
  8,645    Siebel Systems, Inc.**                112,904
  8,218    Sanmina-SCI Corporation**             104,286
  3,942    MedImmune, Inc.**                     101,270
  3,807    Juniper Networks, Inc.**               98,487
  1,288    CDW Corporation                        89,104
  4,917    Millennium Pharmaceuticals,
             Inc.**                               87,572
  3,615    Check Point Software
             Technologies Ltd.**                  83,217
  1,801    Marvell Technology Group
             Ltd.**                               82,000
  5,567    BEA Systems, Inc.**                    76,825
  1,043    Express Scripts, Inc.**                75,889
  1,516    Career Education Corporation**         75,785
  2,311    Novellus Systems, Inc.**               74,299
  2,567    Microchip Technology
             Incorporated                         73,160
  2,219    Ross Stores, Inc.                      71,119
  1,427    Mercury Interactive
             Corporation**                        69,267
  3,011    PanAmSat Corporation**                 68,801
  1,492    Garmin Ltd.                            68,393
    877    Whole Foods Market, Inc.               67,836
  2,970    American Power Conversion
             Corporation                          67,181
  3,610    Smurfit-Stone Container
             Corporation**                        67,002
    974    Patterson Dental Company**             66,008
  2,138    Synopsys, Inc.**                       63,028
  2,902    Citrix Systems, Inc.**                 61,464
  1,433    QLogic Corporation**                   59,899
  1,534    Expeditors International of
             Washington, Inc.                     59,120
  3,389    VeriSign, Inc.**                       59,002
  2,972    Comverse Technology, Inc.**            58,608
  2,609    NVIDIA Corporation**                   58,050
  2,106    PETsMART, Inc.                         57,157
    991    Sigma-Aldrich Corporation              56,655
  3,572    ATI Technologies Inc.**                55,616
  2,172    SanDisk Corporation**                  55,082
    828    Pixar**                                54,433
    715    Invitrogen Corporation**               52,696
  1,080    Fastenal Company                       52,326

                     See notes to the financial statements.

                                 OTC PLUS FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 29, 2004 (UNAUDITED)

------------------------------------------------------------
SHARES                                             VALUE
------------------------------------------------------------
COMMON STOCKS - 96.2%* (CONTINUED)

  2,005    Lam Research Corporation**        $    51,268
  1,648    Dollar Tree Stores, Inc.**             50,923
  1,131    DENTSPLY International Inc.            49,549
  2,087    Intersil Corporation - Class A         49,232
  1,240    Lamar Advertising Company**            49,228
  1,242    C.H. Robinson Worldwide, Inc.          49,196
  1,189    Gentex Corporation                     48,464
  1,468    Molex Incorporated                     46,506
  1,412    Lincare Holdings Inc.**                45,664
  1,243    Patterson-UTI Energy, Inc.**           45,096
    758    Cephalon, Inc.**                       44,972
    604    Henry Schein, Inc.**                   43,186
  9,951    Level 3 Communications, Inc.**         42,789
  3,539    Tellabs, Inc.**                        34,328
    904    Ryanair Holdings plc - ADR**           31,287
  1,459    First Health Group Corp.**             30,902
  3,526    Compuware Corporation**                27,644
                                             -----------

           TOTAL COMMON STOCKS
             (Cost $8,186,262)                17,641,360
                                             ===========

---------------------------------------------------------
FACE AMOUNT                                     VALUE
---------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.5%*

 $100,000     Federal National Mortgage
                Association (FNMA),
                Discount Note 0.00%,**
                5/26/2004                 $    99,754
                                          -----------

              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (Cost $99,762)                 99,754
                                          -----------

              TOTAL INVESTMENTS - 96.7%*
                (Cost $8,286,024)         $17,741,114
                                          ===========

*  Calculated as a percentage of net assets.
** Non-income producing security.

                     See notes to the financial statements.

                                 OTC PLUS FUND
                         SCHEDULE OF FUTURES CONTRACTS
                         FEBRUARY 29, 2004 (UNAUDITED)

-----------------------------------------------------------
                                             UNREALIZED
CONTRACTS                                  DEPRECIATION
-----------------------------------------------------------
   FUTURES CONTRACTS PURCHASED
   38        NASDAQ 100 Index Futures
               Contracts Expiring March
               2004 (Underlying Face
               Amount at Market Value
               $5,591,700)                  $(104,171)
                                            =========

                     See notes to the financial statements.

                                 OTC/SHORT FUND
                            SCHEDULE OF INVESTMENTS
                         FEBRUARY 29, 2004 (UNAUDITED)

----------------------------------------------------------
FACE AMOUNT                                      VALUE
----------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 59.8%*

$5,600,000     Federal National Mortgage
                 Association (FNMA),
                 Discount Note 0.00%,**
                 5/26/2004                  $5,586,224
                                            ----------

               TOTAL U.S. GOVERNMENT
                 AGENCY OBLIGATIONS
                 (Cost $5,586,689)           5,586,224
                                            ----------

               TOTAL INVESTMENTS - 59.8%*
                 (Cost $5,586,689)          $5,586,224
                                            ==========

*  Calculated as a percentage of net assets.
** Non-income producing security.

                     See notes to the financial statements.

                                 OTC/SHORT FUND
                       SCHEDULE OF SECURITIES SOLD SHORT
                         FEBRUARY 29, 2004 (UNAUDITED)

-----------------------------------------------------------
SHARES                                            VALUE
-----------------------------------------------------------
23,855     Microsoft Corporation             $  632,158
14,663     Intel Corporation                    428,599
 6,186     QUALCOMM Inc.                        392,502
15,810     Cisco Systems, Inc.                  365,211
 3,854     Amgen Inc.                           244,845
 8,783     Nextel Communications, Inc. -
             Class A                            232,662
 3,088     eBay Inc.                            212,640
 6,046     Dell Inc.                            197,402
 6,090     Comcast Corporation - Class A        182,944
13,970     Oracle Corporation                   179,934
 4,735     IAC/InterActiveCorp.                 154,219
 2,952     Maxim Integrated Products, Inc.      147,334
 2,428     Biogen Idec, Inc.                    134,633
 3,509     Starbucks Corporation                131,272
 2,911     Xilinx, Inc.                         122,378
 5,514     Applied Materials, Inc.              117,117
 2,677     Linear Technology Corporation        107,053
 2,553     Bed Bath & Beyond Inc.               104,367
 1,801     Genzyme Corporation (General
             Division)                           91,455
 1,926     Electronic Arts Inc.                  90,830
 2,028     Yahoo! Inc.                           90,043
 1,143     Apollo Group, Inc. - Class A          87,039
 2,207     Biomet, Inc.                          86,029
 2,802     VERITAS Software Corporation          85,237
 2,065     Symantec Corporation                  84,954
 1,301     Teva Pharmaceutical Industries
             Ltd. - ADR                          84,565
 1,683     Chiron Corporation                    82,316
 1,513     KLA-Tencor Corporation                79,886
 3,279     Apple Computer, Inc.                  78,466
 3,415     Altera Corporation                    75,403
 2,293     Paychex, Inc.                         73,766
 1,707     Amazon.com, Inc.                      73,657
 3,396     PeopleSoft, Inc.                      73,286
 1,603     Intuit Inc.                           71,109
 1,257     PACCAR Inc.                           69,650
 1,278     Gilead Sciences, Inc.                 69,280
 3,669     Flextronics International Ltd.        66,409
 1,546     Costco Wholesale Corporation          60,186
 1,554     Fiserv, Inc.                          60,000
 1,629     EchoStar Communications
             Corporation - Class A               58,839
   588     Research In Motion Limited            58,177
 1,313     Cintas Corporation                    56,078

-----------------------------------------------------------
SHARES                                            VALUE
-----------------------------------------------------------
 2,132     Staples, Inc.                     $   55,901
 1,376     Broadcom Corporation - Class A        55,838
 1,470     Adobe Systems Incorporated            54,743
10,413     JDS Uniphase Corporation              51,024
 2,313     Network Appliance, Inc.               50,100
 9,110     Sun Microsystems, Inc.                48,647
 3,723     Siebel Systems, Inc.                  48,622
 3,540     Sanmina-SCI Corporation               44,923
 1,698     MedImmune, Inc.                       43,622
 1,640     Juniper Networks, Inc.                42,427
   555     CDW Corporation                       38,395
 2,118     Millenium Pharmaceuticals, Inc.       37,722
 1,557     Check Point Software
             Technologies Ltd.                   35,842
   776     Marvell Technology Group Ltd.         35,331
 2,398     BEA Systems, Inc.                     33,092
   449     Express Scripts, Inc.                 32,669
   653     Career Education Corporation          32,643
   995     Novellus Systems, Inc.                31,989
 1,105     Microchip Technology
             Incorporated                        31,493
   956     Ross Stores, Inc.                     30,640
   614     Mercury Interactive Corporation       29,804
 1,297     PanAmSat Corporation                  29,636
   643     Garmin Ltd.                           29,475
   378     Whole Foods Market, Inc.              29,238
 1,279     American Power Conversion
             Corporation                         28,931
 1,555     Smurfit-Stone Container
             Corporation                         28,861
   419     Patterson Dental Company              28,396
   921     Synopsys, Inc.                        27,151
 1,250     Citrix Systems, Inc.                  26,475
   617     Qlogic Corporation                    25,791
   661     Expeditors International of
             Washington, Inc.                    25,475
 1,460     VeriSign, Inc.                        25,419
 1,280     Comverse Technology, Inc.             25,242
 1,124     NVIDIA Corporation                    25,009
   907     PETsMART, Inc.                        24,616
   427     Sigma-Aldrich Corporation             24,412
 1,539     ATI Technologies Inc.                 23,962
   936     SanDisk Corporation                   23,737
   356     Pixar                                 23,403
   308     Invitrogen Corporation                22,700
   465     Fastenal Company                      22,529
   864     Lam Research Corporation              22,092
   710     Dollar Tree Stores, Inc.              21,939

                     See notes to the financial statements.

                                 OTC/SHORT FUND
                 SCHEDULE OF SECURITIES SOLD SHORT (continued)
                         FEBRUARY 29, 2004 (UNAUDITED)

-----------------------------------------------------------
SHARES                                            VALUE
-----------------------------------------------------------
   487     DENTSPLY International Inc.       $   21,335
   899     Intersil Corporation - Class A        21,207
   534     Lamar Advertising Company             21,200
   535     C.H. Robinson Worldwide, Inc.         21,191
   512     Gentex Corporation                    20,869
   632     Molex Incorporated                    20,022
   608     Lincare Holdings Inc.                 19,663
   536     Patterson-UTI Energy, Inc.            19,446
   327     Cephalon, Inc.                        19,401
   260     Henry Schein, Inc.                    18,590

-----------------------------------------------------------
SHARES                                            VALUE
-----------------------------------------------------------
 4,286     Level 3 Communications, Inc.      $   18,430
 1,524     Tellabs, Inc.                         14,783
   389     Ryanair Holdings plc - ADR            13,463
   628     First Health Group Corp.              13,301
 1,519     Compuware Corporation                 11,908
                                             ----------

           TOTAL SECURITIES SOLD SHORT
             (Proceeds $8,730,355)           $7,598,695
                                             ==========

                     See notes to the financial statements.

                                 OTC/SHORT FUND
                      SCHEDULE OF SHORT FUTURES CONTRACTS
                         FEBRUARY 29, 2004 (UNAUDITED)

------------------------------------------------------------
                                             UNREALIZED
CONTRACTS                                   DEPRECIATION
------------------------------------------------------------
   SHORT FUTURES CONTRACTS
   12        NASDAQ 100 Index Futures
               Contracts Expiring March
               2004 (Underlying Face
               Amount at Market Value
               $1,765,800)                    $(5,254)
                                              =======

                     See notes to the financial statements.

                              SMALL CAP PLUS FUND
                            SCHEDULE OF INVESTMENTS
                         FEBRUARY 29, 2004 (UNAUDITED)

---------------------------------------------------------
FACE AMOUNT                                     VALUE
---------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 66.9%*

$45,000,000    Federal National
                 Mortgage Association
                 (FNMA),
                 Discount Note 0.00%,**
                 05/26/2004               $44,889,300
                                          -----------

               TOTAL U.S. GOVERNMENT
                 AGENCY OBLIGATIONS
                 (Cost $44,893,038)        44,889,300
                                          -----------

               TOTAL INVESTMENTS - 66.9%*
                 (Cost $44,893,038)       $44,889,300
                                          ===========

*  Calculated as a percentage of net assets.
** Non-income producing security.

                     See notes to the financial statements.

                              SMALL CAP PLUS FUND
                         SCHEDULE OF FUTURES CONTRACTS
                         FEBRUARY 29, 2004 (UNAUDITED)

------------------------------------------------------------
                                              UNREALIZED
CONTRACTS                                   APPRECIATION
------------------------------------------------------------
   FUTURES CONTRACTS PURCHASED

   15        Russell 2000 Index Futures
               Contracts Expiring March
               2004 (Underlying Face
               Amount at Market Value
               $4,392,000)                    $ 47,733
                                              ========

                              SMALL CAP PLUS FUND
                               SCHEDULE OF SWAPS
                         FEBRUARY 29, 2004 (UNAUDITED)

------------------------------------------------------------
                                              UNREALIZED
CONTRACTS                                   APPRECIATION
------------------------------------------------------------
 SWAPS PURCHASED

 135,614     Russell 2000 Index SWAP
               Contracts (Underlying
               Face Amount at Market
               Value $79,410,048)            $3,795,118
                                             ==========

                     See notes to the financial statements.

                              SMALL CAP/SHORT FUND
                            SCHEDULE OF INVESTMENTS
                         FEBRUARY 29, 2004 (UNAUDITED)

---------------------------------------------------------
FACE AMOUNT                                     VALUE
---------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 53.1%*

$6,600,000     Federal National
                 Mortgage Association
                 (FNMA),
                 Discount Note 0.00%,**
                 05/26/2004               $ 6,583,764
                                          -----------

               TOTAL U.S. GOVERNMENT
                 AGENCY OBLIGATIONS
                 (Cost $6,584,312)          6,583,764
                                          -----------

               TOTAL INVESTMENTS - 53.1%*
                 (Cost $6,584,312)        $ 6,583,764
                                          ===========

*  Calculated as a percentage of net assets.
** Non-income producing security.

                     See notes to the financial statements.

                              SMALL CAP/SHORT FUND
                         SCHEDULE OF FUTURES CONTRACTS
                         FEBRUARY 29, 2004 (UNAUDITED)

------------------------------------------------------------
                                              UNREALIZED
CONTRACTS                                   APPRECIATION
------------------------------------------------------------
   FUTURES CONTRACTS PURCHASED

    8        Russell 2000 Index Futures
               Contracts Expiring March
               2004 (Underlying Face
               Amount at Market Value
               $2,342,400)                    $ 27,389
                                              ========

                              SMALL CAP/SHORT FUND
                        SCHEDULE OF SHORT SWAP CONTRACTS
                         FEBRUARY 29, 2004 (UNAUDITED)

-----------------------------------------------------------
                                             UNREALIZED
CONTRACTS                                  DEPRECIATION
-----------------------------------------------------------
 SWAP CONTRACTS
  25,356     Russell 2000 Index SWAP
               Contracts (Underlying
               Face Amount at Market
               Value $14,847,483)           $ (306,710)
                                            ==========

                     See notes to the financial statements.

                                DOW 30 PLUS FUND
                            SCHEDULE OF INVESTMENTS
                         FEBRUARY 29, 2004 (UNAUDITED)

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
COMMON STOCKS - 92.8%*

    24,100    The Proctor & Gamble
                Company                   $ 2,470,491
    24,100    International Business
                Machines Corporation
                (IBM)                       2,325,650
    24,100    United Technologies
                Corporation                 2,219,851
    24,100    3M Co.                        1,880,282
    24,100    Caterpillar Inc.              1,825,575
    24,100    Wal-Mart Stores, Inc.         1,435,396
    24,100    Altria Group, Inc.            1,386,955
    24,100    Johnson & Johnson             1,299,231
    24,100    American Express Company      1,287,422
    24,100    Citigroup Inc.                1,211,266
    24,100    The Coca-Cola Company         1,204,036
    24,100    General Motors
                Corporation                 1,159,692
    24,100    Merck & Co., Inc.             1,158,728
    24,100    E.I. du Pont de Nemours
                and Company                 1,086,669
    24,100    International Paper
                Company                     1,066,666
    24,100    The Boeing Company            1,045,217
    24,100    Exxon Mobil Corporation       1,016,297
    24,100    J.P. Morgan Chase & Co.         988,582
    24,100    Alcoa Inc.                      903,027
    24,100    The Home Depot, Inc.            875,071
    24,100    Honeywell International
                Inc.                          844,705
    24,100    General Electric Company        783,732
    24,100    Intel Corporation               704,443

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
    24,100    Eastman Kodak Company       $   687,814
    24,100    McDonald's Corporation          682,030
    24,100    The Walt Disney Company         639,373
    24,100    Microsoft Corporation           638,650
    24,100    SBC Communications Inc.         578,641
    24,100    Hewlett-Packard Company         547,311
    24,100    AT&T Corp.                      482,723
                                          -----------
              TOTAL COMMON STOCKS
                (Cost $27,813,449)        $34,435,526
                                          -----------
---------------------------------------------------------
FACE AMOUNT                                    VALUE
---------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.6%*

$2,100,000    Federal National
                Mortgage Association
                (FNMA),
                Discount Note 0.00%,**
                05/26/2004                $ 2,094,834
                                          -----------
              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (Cost $2,095,008)           2,094,834
                                          -----------
              TOTAL INVESTMENTS - 98.4%*
                (Cost $29,908,457)        $36,530,360
                                          ===========

*  Calculated as a percentage of net assets.
** Non-income producing security.

                     See notes to the financial statements.

                                DOW 30 PLUS FUND
                         SCHEDULE OF FUTURES CONTRACTS
                         FEBRUARY 29, 2004 (UNAUDITED)

------------------------------------------------------------
                                              UNREALIZED
CONTRACTS                                   APPRECIATION
------------------------------------------------------------
  FUTURES CONTRACTS PURCHASED
   113       Dow Jones Industrial
               Average Index Futures
               Contracts Expiring March
               2004 (Underlying Face
               Amount at Market Value
               $11,957,660)                 $    14,942
                                            ===========

                     See notes to the financial statements.

                               DOW 30/SHORT FUND
                            SCHEDULE OF INVESTMENTS
                         FEBRUARY 29, 2004 (UNAUDITED)

---------------------------------------------------------
FACE AMOUNT                                     VALUE
---------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 58.0%*

 $500,000     Federal National Mortgage
                Association (FNMA),
                Discount Note 0.00%,**
                05/26/2004                   $498,770
                                             --------

              TOTAL U.S. GOVERNMENT AGENCY
                OBLIGATIONS
                (Cost $498,812)               498,770
                                             --------
              TOTAL INVESTMENTS - 58.0%*
                (Cost $498,812)              $498,770
                                             ========

*  Calculated as a percentage of net assets.
** Non-income producing security.

                     See notes to the financial statements.

                               DOW 30/SHORT FUND
                      SCHEDULE OF SHORT FUTURES CONTRACTS
                         FEBRUARY 29, 2004 (UNAUDITED)

-----------------------------------------------------------
                                             UNREALIZED
CONTRACTS                                  APPRECIATION
-----------------------------------------------------------
   SHORT FUTURES CONTRACTS
    3        Dow Jones Industrial
               Average Index Futures
               Contracts Expiring March
               2004
               (Underlying Face Amount
               at Market Value
               $317,460)                      $1,127
                                           ============

                               DOW 30/SHORT FUND
                        SCHEDULE OF SHORT SWAP CONTRACTS
                         FEBRUARY 29, 2004 (UNAUDITED)

-----------------------------------------------------------
                                             UNREALIZED
CONTRACTS                                  APPRECIATION
-----------------------------------------------------------
   SWAP CONTRACTS
   51        Dow Jones Industrial
               Average Index SWAP
               Contracts
               (Underlying Face Amount
               at Market Value
               $538,389)                      $1,582
                                           ============

                     See notes to the financial statements.

                                  WARWICK FUND
                            SCHEDULE OF INVESTMENTS
                         FEBRUARY 29, 2004 (UNAUDITED)

---------------------------------------------------------
FACE AMOUNT                                     VALUE
---------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 99.8%*

$18,500,000   Federal National Mortgage
                Association (FNMA),
                Discount Note 0.00%,**
                05/26/2004                $18,454,490
                                          -----------
              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (Cost $18,456,027)         18,454,490
                                          -----------
              TOTAL INVESTMENTS - 99.8%*
                (Cost $18,456,027)        $18,454,490
                                          ===========

* Calculated as a percentage of net assets.

** Non-income producing security.

                     See notes to the financial statements.

                                  HORIZON FUND
                            SCHEDULE OF INVESTMENTS
                         FEBRUARY 29, 2004 (UNAUDITED)

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
COMMON STOCKS - 94.5%*

Advertising - 0.2%*
     8,340    The Interpublic Group of
                Companies, Inc.**         $   141,363
                                          -----------

Broadcasting - 1.1%*
    21,916    Fox Entertainment Group,
                Inc. - Class A**              636,002
                                          -----------

Commercial Banks - 5.7%*
    29,662    SouthTrust Corporation          996,643
    22,767    North Fork
                Bancorporation, Inc.          961,450
    18,570    Astoria Financial
                Corporation                   749,114
    10,787    Fifth Third Bancorp.            604,288
                                          -----------
                                            3,311,495
                                          -----------
Computer Services - 1.3%*
    13,783    NetScreen Technologies,
                Inc.**                        488,607
    19,526    Unisys Corporation**            275,902
                                          -----------
                                              764,509
                                          -----------
Data Processing - 1.0%*
    14,727    First Data Corporation          603,512
                                          -----------

Distributors - 1.0%*
    12,145    Fastenal Company                588,425
                                          -----------
E-Commerce Services - 2.2%*
    20,624    Netflix Inc.**                  709,465
     7,716    eBay Inc.**                     530,089
                                          -----------
                                            1,239,554
                                          -----------
Energy - 2.3%*
    18,883    Sempra Energy                   598,591
    51,382    Reliant Resources,
                Inc.**                        390,503
    10,941    Wisconsin Energy
                Corporation                   353,613
                                          -----------
                                            1,342,707
                                          -----------
Financial Services - 2.2%*
    46,000    AmeriCredit Corp.**             874,920
     7,837    American Express Company        418,653
                                          -----------
                                            1,293,573
                                          -----------

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
Food & Beverages - 1.9%*
    14,518    Kellogg Company             $   573,316
     9,054    Diageo plc - ADR                512,909
                                          -----------
                                            1,086,225
                                          -----------
Healthcare - 1.0%*
    28,055    First Health Group
                Corp.**                       594,205
                                          -----------

Hotels - 1.6%*
    12,284    Marriott International,
                Inc.                          548,235
    28,525    Host Marriott
                Corporation**                 346,864
                                          -----------
                                              895,099
                                          -----------
Insurance Services - 4.4%*
    18,940    The PMI Group, Inc.             750,024
    11,482    Loews Corporation               692,250
    16,083    MetLife, Inc.                   565,317
    11,677    Cincinnati Financial
                Corporation                   525,932
                                          -----------
                                            2,533,523
                                          -----------
Internet Equipment & Services - 1.5%*
    21,603    Avocent Corporation**           835,388
       385    Netease.com Inc. - ADR**         20,416
                                          -----------
                                              855,804
                                          -----------
Investment Management - 1.4%*
    10,130    T. Rowe Price Group Inc.        532,737
     3,374    UBS AG                          249,710
                                          -----------
                                              782,447
                                          -----------
Manufacturing - 5.7%*
     5,490    The Procter & Gamble
                Company                       562,780
     9,727    Parker Hannifin
                Corporation                   546,366
    12,535    Dover Corporation               491,247
     6,804    Nucor Corporation               427,972
     7,840    Bowater Incorporated            359,856
    19,000    USG Corporation**               329,080
     9,953    Georgia-Pacific Corp.           318,994
    24,809    Crown Holdings, Inc.**          233,205
                                          -----------
                                            3,269,500
                                          -----------
Manufacturing - Apparel - 0.9%*
    13,566    Jones Apparel Group,
                Inc.                          506,012
                                          -----------

                     See notes to the financial statements.

                                  HORIZON FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 29, 2004 (UNAUDITED)

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
COMMON STOCKS - 94.5%* (CONTINUED)

Medical Instruments - 4.1%*
    36,527    Boston Scientific
                Corporation**             $ 1,492,128
     9,567    Zimmer Holdings, Inc.**         723,648
     4,811    MedImmune, Inc.**               123,595
                                          -----------
                                            2,339,371
                                          -----------
Mining - 0.9%*
    11,630    Newmont Mining
                Corporation                   505,324
                                          -----------
Pharmaceuticals - 4.1%*
    28,120    Omnicare, Inc.                1,295,207
    10,000    Forest Laboratories,
                Inc.**                        754,800
     6,119    Merck & Co. Inc.                294,202
                                          -----------
                                            2,344,209
                                          -----------
REITS - 5.8%*
    14,365    Simon Property Group,
                Inc.                          782,749
    16,440    Hospitality Properties
                Trust                         715,140
    14,267    The Rouse Company               713,350
    10,344    Vornado Realty Trust            588,573
    20,275    Catellus Development
                Corporation                   532,219
                                          -----------
                                            3,332,031
                                          -----------
Retail - Apparel - 4.8%*
    48,245    Foot Locker, Inc.             1,264,019
    23,827    American Eagle
                Outfitters, Inc.**            581,379
    11,704    Chico's FAS, Inc.**             500,346
     9,959    Urban Outfitters, Inc.**        434,312
                                          -----------
                                            2,780,056
                                          -----------
Retail - Department Stores - 4.4%*
    22,100    J.C. Penney Company,
                Inc.                          682,227
    12,669    Sears, Roebuck and Co.          595,569
     9,887    Federated Department
                Stores, Inc.                  517,782
    13,906    The May Department
                Stores Company                489,769
    15,410    Dillard's, Inc.                 271,216
                                          -----------
                                            2,556,563
                                          -----------

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
Retail - Discount - 7.9%*
    41,645    The TJX Companies, Inc.     $   980,740
    20,074    Family Dollar Stores,
                Inc.                          763,615
    19,592    99 Cents Only Stores**          506,453
    11,430    Target Corporation              502,463
    21,564    Dollar General
                Corporation                   472,036
    14,109    Dollar Tree Stores,
                Inc.**                        435,968
    27,576    Big Lots, Inc.**                397,094
     7,261    Costco Wholesale
                Corporation**                 282,671
    10,406    BJ's Wholesale Club,
                Inc.**                        247,143
                                          -----------
                                            4,588,183
                                          -----------
Retail - Drugstores - 2.2%*
    14,478    Walgreen Co.                    516,285
    11,884    CVS Corporation                 445,650
    55,644    Rite Aid Corporation**          310,494
                                          -----------
                                            1,272,429
                                          -----------
Retail - Electronics - 1.5%*
     8,479    Best Buy Co., Inc.              451,507
     8,487    RadioShack Corporation          293,311
    12,438    Circuit City Stores,
                Inc.                          139,057
                                          -----------
                                              883,875
                                          -----------
Retail - Food - 4.9%*
    17,406    Whole Foods Market, Inc.      1,346,354
    23,024    The Kroger Co.**                442,521
    14,494    Albertson's, Inc.               358,582
     9,558    Safeway Inc.**                  218,591
    10,868    Schering-Plough
                Corporation                   195,189
    21,303    Winn-Dixie Stores, Inc.         130,374
    15,014    Koninklijke Ahold
                NV - ADR                      126,118
                                          -----------
                                            2,817,729
                                          -----------
Retail - Home Furnishings - 4.3%*
    32,041    Williams-Sonoma, Inc.**       1,024,992
    39,121    Pier 1 Imports, Inc.            915,823
    16,326    Linens 'n Things, Inc.**        553,451
                                          -----------
                                            2,494,266
                                          -----------
Retail - Miscellaneous - 6.2%*
    15,888    AutoZone, Inc.**              1,425,154
    24,865    Guitar Center, Inc.**           903,594
    16,000    Lowe's Companies, Inc.          896,000
    16,592    Insight Enterprises,
                Inc.**                        352,912
                                          -----------
                                            3,577,660
                                          -----------

                     See notes to the financial statements.

                                  HORIZON FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 29, 2004 (UNAUDITED)

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
COMMON STOCKS - 94.5%* (CONTINUED)

Restaurants - 2.1%*
    20,174    Brinker International,
                Inc.**                    $   759,147
    18,300    Darden Restaurants, Inc.        446,520
                                          -----------
                                            1,205,667
                                          -----------
Semiconductors - 2.6%*
    30,790    Lam Research
                Corporation**                 787,300
    10,169    Power Integrations,
                Inc.**                        299,782
     9,769    Vishay Intertechnology,
                Inc.**                        219,900
     3,417    International Rectifier
                Corporation**                 157,729
     4,737    Applied Micro Circuits
                Corporation**                  30,601
                                          -----------
                                            1,495,312
                                          -----------
Software - 0.2%*
     5,383    Computer Associates
                International, Inc.           142,972
                                          -----------

Telecommunications - 1.3%*
     8,619    ADTRAN, Inc.                    280,635
     6,004    Viacom Inc. - Class B           230,914
     4,955    Nextel Communications,
                Inc. - Class A**              131,258
     4,462    AT&T Corp.                       89,374
                                          -----------
                                              732,181
                                          -----------
Tobacco - 0.9%*
    13,677    UST Inc.                        520,820
                                          -----------

Wireless Equipment - 0.9%*
    55,961    RF Micro Devices, Inc.**        516,520
                                          -----------
              TOTAL COMMON STOCKS
                (Cost $53,765,446)        $54,549,123
                                          -----------

---------------------------------------------------------
FACE AMOUNT                                    VALUE
---------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.7%*

 1,000,000    Federal National
                Mortgage Association
                (FNMA),
                Discount Note 0.00%,**
                05/26/2004                $   997,540
                                          -----------
              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (Cost $997,623)               997,540
                                          -----------
              TOTAL INVESTMENTS - 96.2%*
                (Cost $54,763,069)        $55,546,663
                                          ===========

*  Calculated as a percentage of net assets.
** Non-income producing security.

                     See notes to the financial statements.

                       U.S. GOVERNMENT MONEY MARKET FUND
                            SCHEDULE OF INVESTMENTS
                         FEBRUARY 29, 2004 (UNAUDITED)

---------------------------------------------------------
FACE AMOUNT                                  VALUE
---------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS - 109.2%*
$16,400,000   Federal National Mortgage
                Association (FNMA),
                Discount Note 0.00%,**
                05/26/2004                $16,361,018
                                          -----------

              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (Cost $16,361,018)         16,361,018
                                          -----------

              TOTAL INVESTMENTS -109.2%*
                (Cost $16,361,018)        $16,361,018
                                          ===========

*  Calculated as a percentage of net assets.

** Non-income producing security.

                     See notes to the financial statements.

                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                               FEBRUARY 29, 2004

POTOMAC FUNDS                                              U.S. PLUS     U.S./SHORT      OTC PLUS
                                                              FUND          FUND           FUND
                                                          ------------   -----------   -------------
ASSETS:
Investments, at market value (Note 2)...................  $  4,541,246   $ 2,294,342   $  17,741,114
Cash....................................................        83,273       113,348          70,762
Receivable for Fund shares sold.........................        14,286         3,250          20,090
Receivable from Investment Advisor......................         5,273         4,047              --
Receivable from broker..................................       731,700     7,723,733              --
Deposit at broker.......................................       144,000     2,461,694         554,800
Dividends and interest receivable.......................            --            --           5,871
Other assets............................................        17,404        21,436          14,310
                                                          ------------   -----------   -------------
    Total Assets........................................     5,537,182    12,621,850      18,406,947
                                                          ------------   -----------   -------------
LIABILITIES:
Securities sold short, at value (Proceeds of $0,
  $5,354,109, $0).......................................            --     7,477,600              --
Payable for Fund shares redeemed........................            --        91,410          45,662
Payable to Investment Advisor...........................            --            --             378
Accrued expenses and other liabilities..................        14,749        13,079          30,253
                                                          ------------   -----------   -------------
    Total Liabilities...................................        14,749     7,582,089          76,293
                                                          ------------   -----------   -------------
NET ASSETS..............................................  $  5,522,433   $ 5,039,761   $  18,330,654
                                                          ============   ===========   =============
NET ASSETS CONSIST OF:
Capital stock...........................................  $ 36,949,254   $15,832,698   $ 115,673,718
Accumulated undistributed net investment income
  (loss)................................................       (38,306)     (122,842)       (177,625)
Accumulated undistributed net realized gain (loss) on
  investments sold, securities sold short, futures and
  swaps.................................................   (32,030,174)   (8,555,309)   (106,516,358)
Net unrealized appreciation (depreciation) on:
  Investments...........................................       613,802          (191)      9,455,090
  Short positions.......................................            --    (2,123,491)             --
  Futures and swaps.....................................        27,857         8,896        (104,171)
                                                          ------------   -----------   -------------
    Total Net Assets....................................  $  5,522,433   $ 5,039,761   $  18,330,654
                                                          ============   ===========   =============
CALCULATION OF NET ASSET VALUE PER SHARE - INVESTOR
  CLASS:
Net assets..............................................  $  5,522,433   $ 5,039,761   $  18,330,654
Shares outstanding
  (unlimited shares of beneficial interest authorized,
  no par value).........................................       139,518       163,586         438,867
Net Asset Value, Redemption Price and Offering Price Per
  Share.................................................  $      39.58   $     30.81   $       41.77
                                                          ============   ===========   =============
Cost of Investments.....................................  $  3,927,444   $ 2,294,533   $   8,286,024
                                                          ============   ===========   =============

                     See notes to the financial statements.

                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                               FEBRUARY 29, 2004

POTOMAC FUNDS                                              OTC/SHORT      SMALL CAP PLUS    SMALL CAP/SHORT
                                                              FUND             FUND              FUND
                                                          ------------    --------------    ---------------
ASSETS:
Investments, at market value (Note 2)...................  $  5,586,224     $ 44,889,300       $ 6,583,764
Cash....................................................        85,700          591,961           100,085
Receivable for Fund shares sold.........................     1,458,519        1,437,197         2,851,540
Receivable from Investment Advisor......................            --               --                --
Receivable from broker..................................     8,733,536       21,534,753         3,808,595
Deposit at broker.......................................     2,034,998          210,000            70,000
Other assets............................................        15,738           55,513            69,869
                                                          ------------     ------------       -----------
    Total Assets........................................    17,914,715       68,718,724        13,483,853
                                                          ------------     ------------       -----------
LIABILITIES:
Securities sold short, at value (Proceeds of $8,730,355,
  $0, $0)...............................................     7,598,695               --                --
Payable for Fund shares redeemed........................       968,665        1,499,324         1,047,698
Payable to Investment Advisor...........................           497           31,871            16,165
Accrued expenses and other liabilities..................        12,691           86,708            20,114
                                                          ------------     ------------       -----------
    Total Liabilities...................................     8,580,548        1,617,903         1,083,977
                                                          ------------     ------------       -----------
NET ASSETS..............................................  $  9,334,167     $ 67,100,821       $12,399,876
                                                          ============     ============       ===========
NET ASSETS CONSIST OF:
Capital stock...........................................  $ 33,094,295     $ 82,227,933       $32,280,055
Accumulated undistributed net investment income
  (loss)................................................       (57,993)        (413,708)         (227,133)
Accumulated undistributed net realized gain (loss) on
  investments sold, securities sold short, futures and
  swaps.................................................   (24,828,076)     (18,552,517)      (19,373,177)
Net unrealized appreciation (depreciation) on:
  Investments...........................................          (465)          (3,738)             (548)
  Short positions.......................................     1,131,660               --                --
  Futures and swaps.....................................        (5,254)       3,842,851          (279,321)
                                                          ------------     ------------       -----------
    Total Net Assets....................................  $  9,334,167     $ 67,100,821       $12,399,876
                                                          ============     ============       ===========
CALCULATION OF NET ASSET VALUE PER SHARE - INVESTOR
  CLASS:
Net assets..............................................  $  9,334,167     $ 67,100,821       $12,399,876
Shares outstanding
  (unlimited shares of beneficial interest authorized,
    no par value).......................................       873,145        1,332,553           488,591
Net Asset Value, Redemption Price and Offering Price Per
  Share.................................................  $      10.69     $      50.36       $     25.38
                                                          ============     ============       ===========
Cost of Investments.....................................  $  5,586,689     $ 44,893,038       $ 6,584,312
                                                          ============     ============       ===========

                     See notes to the financial statements.

                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                               FEBRUARY 29, 2004

POTOMAC FUNDS                                             DOW 30 PLUS    DOW 30/SHORT     WARWICK
                                                              FUND           FUND          FUND
                                                          ------------   ------------   -----------
ASSETS:
Investments, at market value (Note 2)...................  $36,530,360    $   498,770    $18,454,490
Cash....................................................       99,315        114,691        267,090
Receivable for Fund shares sold.........................    1,443,813            750             --
Receivable from Investment Advisor......................           --             --             --
Receivable from broker..................................       10,170        643,156             --
Deposit at broker.......................................      452,000         12,000             --
Dividends and interest receivable.......................       79,481             --            274
Other assets............................................       30,262          8,512          6,769
                                                          ------------   -----------    -----------
    Total Assets........................................   38,645,401      1,277,879     18,728,623
                                                          ------------   -----------    -----------
LIABILITIES:
Payable for investments purchased.......................           --             --             --
Payable for Fund shares redeemed........................    1,456,118        411,663        210,011
Payable to Investment Advisor...........................       31,079          1,741          1,650
Payable to broker.......................................           --             --          1,156
Accrued expenses and other liabilities..................       40,651          5,119         28,551
                                                          ------------   -----------    -----------
    Total Liabilities...................................    1,527,848        418,523        241,368
                                                          ------------   -----------    -----------
NET ASSETS..............................................  $37,117,553    $   859,356    $18,487,255
                                                          ============   ===========    ===========
NET ASSETS CONSIST OF:
Capital stock...........................................  $61,213,616    $ 3,727,909    $21,749,512
Accumulated undistributed net investment income
  (loss)................................................       52,646        (16,808)       (95,288)
Accumulated undistributed net realized gain (loss) on
  investments sold, securities sold short, futures and
  swaps.................................................  (30,785,554)    (2,854,412)    (3,165,432)
Net unrealized appreciation (depreciation) on:
  Investments...........................................    6,621,903            (42)        (1,537)
  Short positions.......................................           --             --             --
  Futures and swaps.....................................       14,942          2,709             --
                                                          ------------   -----------    -----------
    Total Net Assets....................................  $37,117,553    $   859,356    $18,487,255
                                                          ============   ===========    ===========
CALCULATION OF NET ASSET VALUE PER SHARE - INVESTOR
  CLASS:
Net assets..............................................  $37,117,553    $   859,356    $18,487,255
Shares outstanding
  (unlimited shares of beneficial interest authorized,
  no par value).........................................    1,149,299         21,990      1,039,056
Net Asset Value, Redemption Price and Offering Price Per
  Share.................................................  $     32.30    $     39.08    $     17.79
                                                          ============   ===========    ===========
Cost of Investments.....................................  $29,908,457    $   498,812    $18,456,027
                                                          ============   ===========    ===========

                     See notes to the financial statements.

                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                               FEBRUARY 29, 2004

                                                                            U.S. GOVERNMENT
POTOMAC FUNDS                                                   HORIZON      MONEY MARKET
                                                                 FUND            FUND
                                                              -----------   ---------------
ASSETS:
Investments, at market value (Note 2).......................  $55,546,663     $16,361,018
Cash........................................................      796,685          46,677
Receivable for Fund shares sold.............................           --          85,633
Receivable for investments sold.............................    5,019,592              --
Receivable from Investment Advisor..........................           --             981
Receivable from broker......................................       96,225              --
Deposit at broker...........................................    1,500,000              --
Dividends and interest receivable...........................       25,234              --
Other assets................................................        8,568          21,350
                                                              -----------     -----------
    Total Assets............................................   62,992,967      16,515,659
                                                              -----------     -----------
LIABILITIES:
Payable for investments purchased...........................    5,177,146              --
Payable for Fund shares redeemed............................        6,981       1,516,039
Payable to Investment Advisor...............................       24,190              --
Accrued expenses and other liabilities......................       59,482          23,459
                                                              -----------     -----------
    Total Liabilities.......................................    5,267,799       1,539,498
                                                              -----------     -----------
NET ASSETS..................................................  $57,725,168     $14,976,161
                                                              ===========     ===========
NET ASSETS CONSIST OF:
Capital stock...............................................  $54,090,297     $14,976,161
Accumulated undistributed net investment income (loss)......     (197,390)             --
Accumulated undistributed net realized gain (loss) on
  investments sold, securities sold short, futures and
  swaps.....................................................    3,048,667              --
Net unrealized appreciation (depreciation) on:
  Investments...............................................      783,594              --
  Short positions...........................................           --              --
  Futures and swaps.........................................           --              --
                                                              -----------     -----------
    Total Net Assets........................................  $57,725,168     $14,976,161
                                                              ===========     ===========
CALCULATION OF NET ASSET VALUE PER SHARE - INVESTOR CLASS:
Net assets..................................................  $57,725,168     $14,976,161
Shares outstanding
  (unlimited shares of beneficial interest authorized, no
  par value)................................................    2,697,653      14,976,161
Net Asset Value, Redemption Price and Offering Price Per
  Share.....................................................  $     21.40     $      1.00
                                                              ===========     ===========
Cost of Investments.........................................  $54,763,069     $16,361,018
                                                              ===========     ===========

                     See notes to the financial statements.

                      STATEMENT OF OPERATIONS (UNAUDITED)
                       SIX MONTHS ENDED FEBRUARY 29, 2004

POTOMAC FUNDS                                                 U.S. PLUS    U.S./SHORT     OTC PLUS    OTC/SHORT
                                                                 FUND         FUND          FUND        FUND
                                                              ----------   -----------   ----------   ---------
INVESTMENT INCOME:
Dividend income (net of foreign withholding tax of $129 for
  the OTC Plus Fund)........................................  $   21,060   $        --   $   32,174   $      --
Interest income.............................................      17,671        31,557        5,977      21,489
                                                              ----------   -----------   ----------   ---------
    Total investment income.................................      38,731        31,557       38,151      21,489
                                                              ----------   -----------   ----------   ---------
EXPENSES:
Investment advisory fees....................................      33,016        43,791       92,475      31,709
Distribution expenses.......................................          --            --       27,012          --
Administration fees.........................................       6,812         6,997       10,070       6,454
Shareholder servicing fees..................................       2,745         3,087        7,776       2,209
Fund accounting fees........................................       7,418         8,676       16,600       9,529
Custody fees................................................       1,539         1,702        4,325       1,239
Federal and state registration..............................      38,205        38,680       30,223      13,611
Professional fees...........................................       8,747         7,825       15,416       5,491
Reports to shareholders.....................................       2,753         3,045        7,736       2,216
Directors' fees and expenses................................         737           815        2,070         593
Other.......................................................         972           815        2,073         594
                                                              ----------   -----------   ----------   ---------
    Total expenses before waiver, reimbursement of expenses
      and dividends on short positions......................     102,944       115,433      215,776      73,645
    Less: Waiver of expenses and reimbursement from
      Advisor...............................................     (25,907)      (20,551)          --      (4,943)
                                                              ----------   -----------   ----------   ---------
    Net expenses before dividends on short positions........      77,037        94,882      215,776      68,702
    Dividends on short positions............................          --        59,517           --      10,780
                                                              ----------   -----------   ----------   ---------
    Total expenses..........................................      77,037       154,399      215,776      79,482
                                                              ----------   -----------   ----------   ---------
NET INVESTMENT INCOME (LOSS)................................     (38,306)     (122,842)    (177,625)    (57,993)
                                                              ----------   -----------   ----------   ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments...............................................          --            --    1,462,764          --
  Short positions...........................................          --      (391,257)          --    (527,273)
  Futures and swaps.........................................   1,340,771    (1,267,894)     896,943     (27,734)
                                                              ----------   -----------   ----------   ---------
                                                               1,340,771    (1,659,151)   2,359,707    (555,007)
                                                              ----------   -----------   ----------   ---------
Change in unrealized appreciation (depreciation) on:
  Investments...............................................     314,712          (191)    (105,880)       (465)
  Short positions...........................................          --      (547,802)          --    (333,461)
  Futures and swaps.........................................       9,970       123,834     (560,733)     (6,586)
                                                              ----------   -----------   ----------   ---------
                                                                 324,682      (424,159)    (666,613)   (340,512)
                                                              ----------   -----------   ----------   ---------
    Net realized and unrealized gain (loss) on
      investments...........................................   1,665,453    (2,083,310)   1,693,094    (895,519)
                                                              ----------   -----------   ----------   ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $1,627,147   $(2,206,152)  $1,515,469   $(953,512)
                                                              ==========   ===========   ==========   =========

                     See notes to the financial statements.

                      STATEMENT OF OPERATIONS (UNAUDITED)
                       SIX MONTHS ENDED FEBRUARY 29, 2004

POTOMAC FUNDS                                          SMALL CAP PLUS   SMALL CAP/SHORT   DOW 30 PLUS   DOW 30/SHORT
                                                            FUND             FUND            FUND           FUND
                                                       --------------   ---------------   -----------   ------------
INVESTMENT INCOME:
Dividend income......................................   $        --       $        --     $  326,553     $      --
Interest income......................................       259,913            61,288          9,310         9,128
                                                        -----------       -----------     ----------     ---------
    Total investment income..........................       259,913            61,288        335,863         9,128
                                                        -----------       -----------     ----------     ---------
EXPENSES:
Investment advisory fees.............................       288,695            86,019        120,895        11,970
Distribution expenses................................       151,176                --         44,340            --
Administration fees..................................        20,876             8,920         11,656         5,546
Shareholder servicing fees...........................        23,975             6,043          9,957           839
Fund accounting fees.................................        27,922            12,786         16,252         6,247
Custody fees.........................................        13,497             3,346          5,665           467
Federal and state registration.......................        72,684            63,417         31,383        12,773
Professional fees....................................        37,726            10,408         18,902         3,630
Reports to shareholders..............................        24,140             5,984         10,132           835
Directors' fees and expenses.........................         6,460             1,601          2,711           223
Other................................................         6,470             1,800         10,196           224
                                                        -----------       -----------     ----------     ---------
    Total expenses before waiver, reimbursement of
      expenses and dividends on short positions......       673,621           200,324        282,089        42,754
    Less: Waiver of expenses and reimbursement from
      Advisor........................................            --           (13,949)            --       (16,818)
                                                        -----------       -----------     ----------     ---------
    Net expenses before dividends on short
      positions......................................       673,621           186,375        282,089        25,936
    Dividends on short positions.....................            --                --             --            --
                                                        -----------       -----------     ----------     ---------
    Total expenses...................................       673,621           186,375        282,089        25,936
                                                        -----------       -----------     ----------     ---------
NET INVESTMENT INCOME (LOSS).........................      (413,708)         (125,087)        53,774       (16,808)
                                                        -----------       -----------     ----------     ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments........................................             4                 1       (157,806)           --
  Short positions....................................            --                --             --            --
  Futures and swaps..................................    11,119,937        (9,479,492)     1,224,535      (469,571)
                                                        -----------       -----------     ----------     ---------
                                                         11,119,941        (9,479,491)     1,066,729      (469,571)
                                                        -----------       -----------     ----------     ---------
Change in unrealized appreciation (depreciation) on:
  Investments........................................        (3,738)             (548)     3,376,199           (42)
  Short positions....................................            --                --             --            --
  Futures and swaps..................................       900,845           340,417       (103,512)       95,919
                                                        -----------       -----------     ----------     ---------
                                                            897,107           339,869      3,272,687        95,877
                                                        -----------       -----------     ----------     ---------
    Net realized and unrealized gain (loss) on
      investments....................................    12,017,048        (9,139,622)     4,339,416      (373,694)
                                                        -----------       -----------     ----------     ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.........................................   $11,603,340       $(9,264,709)    $4,393,190     $(390,502)
                                                        ===========       ===========     ==========     =========

                     See notes to the financial statements.

                      STATEMENT OF OPERATIONS (UNAUDITED)
                       SIX MONTHS ENDED FEBRUARY 29, 2004

                                                                                     HORIZON FUND         U.S. GOVERNMENT
POTOMAC FUNDS                                                     WARWICK        OCTOBER 1, 2003(1) TO     MONEY MARKET
                                                                    FUND           February 29, 2004           FUND
                                                               --------------    ---------------------    ---------------
INVESTMENT INCOME:
Dividend income (net of foreign withholding tax of $1,102
  for the Horizon Fund).....................................    $    16,628           $   184,441            $     --
Interest income.............................................        102,909                 8,277              96,429
                                                                -----------           -----------            --------
    Total investment income.................................        119,537               192,718              96,429
                                                                -----------           -----------            --------
EXPENSES:
Investment advisory fees....................................        117,528               224,471              45,585
Distribution expenses.......................................         29,382                56,118                  --
Administration fees.........................................          9,832                13,501               8,796
Shareholder servicing fees..................................          7,417                13,702               5,781
Fund accounting fees........................................         15,912                 8,783              13,084
Custody fees................................................          4,122                 7,867               3,243
Federal and state registration..............................          6,891                18,247              43,161
Professional fees...........................................         12,420                21,549              12,885
Reports to shareholders.....................................          7,372                17,679               5,801
Directors' fees and expenses................................          1,973                 3,765               1,552
Other.......................................................          1,976                 4,426               1,555
                                                                -----------           -----------            --------
    Total expenses before waiver, reimbursement of expenses
      and dividends on short positions......................        214,825               390,108             141,443
    Less: Waiver of expenses and reimbursement from
      Advisor...............................................             --                    --             (49,752)
                                                                -----------           -----------            --------
    Net expenses before dividends on short positions........        214,825               390,108              91,691
    Dividends on short positions............................             --                    --                  --
                                                                -----------           -----------            --------
    Total expenses..........................................        214,825               390,108              91,691
                                                                -----------           -----------            --------
NET INVESTMENT INCOME (LOSS)................................        (95,288)             (197,390)              4,738
                                                                -----------           -----------            --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments...............................................     (1,076,495)            3,951,915                  --
  Short positions...........................................             --                54,793                  --
  Futures and swaps.........................................         29,967               530,715                  --
                                                                -----------           -----------            --------
                                                                 (1,046,528)            4,537,423                  --
                                                                -----------           -----------            --------
Change in unrealized appreciation (depreciation) on:
  Investments...............................................         (1,537)              783,594                  --
  Short positions...........................................             --                    --                  --
  Futures and swaps.........................................             --                    --                  --
                                                                -----------           -----------            --------
                                                                     (1,537)              783,594                  --
                                                                -----------           -----------            --------
    Net realized and unrealized gain (loss) on
      investments...........................................     (1,048,065)            5,321,017                  --
                                                                -----------           -----------            --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................    $(1,143,353)          $ 5,123,627            $  4,738
                                                                ===========           ===========            ========

(1) Commencement of operations.

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                               FEBRUARY 29, 2004

                                                                    U.S. PLUS FUND                        U.S./SHORT FUND
                                                          -----------------------------------   -----------------------------------
                                                          Six Months Ended                      Six Months Ended
POTOMAC FUNDS                                             February 29, 2004     Year Ended      February 29, 2004     Year Ended
                                                             (Unaudited)      August 31, 2003      (Unaudited)      August 31, 2003
                                                          -----------------   ---------------   -----------------   ---------------
OPERATIONS:
Net investment income (loss)............................    $    (38,306)      $    (155,212)     $   (122,842)      $    (406,833)
Net realized gain (loss) on investments sold, securities
  sold short, futures and swaps.........................       1,340,771         (10,504,519)       (1,659,151)         (3,284,778)
Change in unrealized appreciation (depreciation) on
  investments, short positions, futures and swaps.......         324,682           2,879,483          (424,159)         (1,786,733)
                                                            ------------       -------------      ------------       -------------
    Net increase (decrease) in net assets resulting from
      operations........................................       1,627,147          (7,780,248)       (2,206,152)         (5,478,344)
                                                            ------------       -------------      ------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR CLASS:
Net investment income...................................
Net realized gains......................................
    Total distributions.................................
CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS:
Proceeds from shares sold...............................      62,611,847         214,742,166        52,849,627         356,108,951
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................              --                  --                --                  --
Cost of shares redeemed.................................     (61,247,828)       (263,533,601)      (57,235,595)       (347,835,170)
Conversion from Broker Class............................              --             593,578                --                  --
                                                            ------------       -------------      ------------       -------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................       1,364,019         (48,197,857)       (4,385,968)          8,273,781
                                                            ------------       -------------      ------------       -------------
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS:
Proceeds from shares sold...............................                          13,221,399                            16,168,878
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................                                  --                                    --
Cost of shares redeemed.................................                         (14,049,715)                          (16,062,811)
                                                                               -------------                         -------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................                            (828,316)                              106,067
                                                                               -------------                         -------------
CAPITAL SHARE TRANSACTIONS - BROKER CLASS:
Proceeds from shares sold...............................                             241,273
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................                                  --
Cost of shares redeemed.................................                             (75,573)
Conversion to Investor Class............................                            (593,578)
                                                                               -------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................                            (427,878)
                                                                               -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.................       2,991,166         (57,234,299)       (6,592,120)          2,901,504
                                                            ------------       -------------      ------------       -------------
NET ASSETS:
Beginning of period.....................................       2,531,267          59,765,566        11,631,881           8,730,377
                                                            ------------       -------------      ------------       -------------
End of period...........................................    $  5,522,433       $   2,531,267      $  5,039,761       $  11,631,881
                                                            ============       =============      ============       =============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END OF
  PERIOD................................................    $    (38,306)      $          --      $   (122,842)      $          --
                                                            ------------       -------------      ------------       -------------

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                               FEBRUARY 29, 2004

                                                                     OTC PLUS FUND                        OTC/SHORT FUND
                                                          -----------------------------------   -----------------------------------
                                                          Six Months Ended                      Six Months Ended
POTOMAC FUNDS                                             February 29, 2004     Year Ended      February 29, 2004     Year Ended
                                                             (Unaudited)      August 31, 2003      (Unaudited)      August 31, 2003
                                                          -----------------   ---------------   -----------------   ---------------
OPERATIONS:
Net investment income (loss)............................    $    (177,625)     $    (364,181)     $    (57,993)      $    (112,137)
Net realized gain (loss) on investments sold, securities
  sold short, futures and swaps.........................        2,359,707         (8,352,575)         (555,007)         (2,483,358)
Change in unrealized appreciation (depreciation) on
  investments, short positions, futures and swaps.......         (666,613)        11,372,862          (340,512)         (2,028,150)
                                                            -------------      -------------      ------------       -------------
    Net increase (decrease) in net assets resulting from
      operations........................................        1,515,469          2,656,106          (953,512)         (4,623,645)
                                                            -------------      -------------      ------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR CLASS:
Net investment income...................................
Net realized gains......................................
    Total distributions.................................
CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS:
Proceeds from shares sold...............................       94,304,730        260,780,020        29,602,948         168,370,164
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................               --                 --                --                  --
Cost of shares redeemed.................................     (106,582,424)      (291,748,656)      (28,164,063)       (160,474,238)
Conversion from Broker Class............................               --            343,577                --                  --
                                                            -------------      -------------      ------------       -------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................      (12,277,694)       (30,625,059)        1,438,885           7,895,926
                                                            -------------      -------------      ------------       -------------
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS:
Proceeds from shares sold...............................                             512,160
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................                                  --
Cost of shares redeemed.................................                            (838,636)
                                                                               -------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................                            (326,476)
                                                                               -------------
CAPITAL SHARE TRANSACTIONS - BROKER CLASS:
Proceeds from shares sold...............................                              12,320
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................                                  --
Cost of shares redeemed.................................                             (96,523)
Conversion to Investor Class............................                            (343,577)
                                                                               -------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................                            (427,780)
                                                                               -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.................      (10,762,225)       (28,723,209)          485,373           3,272,281
                                                            -------------      -------------      ------------       -------------
NET ASSETS:
Beginning of period.....................................       29,092,879         57,816,088         8,848,794           5,576,513
                                                            -------------      -------------      ------------       -------------
End of period...........................................    $  18,330,654      $  29,092,879      $  9,334,167       $   8,848,794
                                                            =============      =============      ============       =============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END OF
  PERIOD................................................    $    (177,625)     $          --      $    (57,993)      $          --
                                                            -------------      -------------      ------------       -------------

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                               FEBRUARY 29, 2004

                                                                  SMALL CAP PLUS FUND                  SMALL CAP/SHORT FUND
                                                          -----------------------------------   -----------------------------------
                                                          Six Months Ended                      Six Months Ended
POTOMAC FUNDS                                             February 29, 2004     Year Ended      February 29, 2004     Year Ended
                                                             (Unaudited)      August 31, 2003      (Unaudited)      August 31, 2003
                                                          -----------------   ---------------   -----------------   ---------------
OPERATIONS:
Net investment income (loss)............................    $    (413,708)     $    (428,220)     $    (125,087)    $      (456,004)
Net realized gain (loss) on investments sold, securities
  sold short, futures and swaps.........................       11,119,941         (2,033,731)        (9,479,491)         (7,559,794)
Change in unrealized appreciation (depreciation) on
  investments, short positions, futures and swaps.......          897,107          3,547,604            339,869            (401,538)
                                                            -------------      -------------      -------------     ---------------
    Net increase (decrease) in net assets resulting from
      operations........................................       11,603,340          1,085,653         (9,264,709)         (8,417,336)
                                                            -------------      -------------      -------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR CLASS:
Net investment income...................................                                               (102,046)                 --
Net realized gains......................................                                                     --          (2,812,521)
                                                                                                  -------------     ---------------
    Total distributions.................................                                               (102,046)         (2,812,521)
                                                                                                  -------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS - ADVISOR CLASS:
Net investment income...................................
Net realized gains......................................
    Total distributions.................................
DISTRIBUTIONS TO SHAREHOLDERS - BROKER CLASS:
Net investment income...................................
Net realized gains......................................
    Total distributions.................................
CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS:
Proceeds from shares sold...............................      251,187,439        446,980,621        409,963,028         723,817,382
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................               --                 --             97,850           2,742,697
Cost of shares redeemed.................................     (249,515,559)      (400,823,397)      (405,570,044)       (737,114,927)
Conversion from Broker Class............................               --            849,105                 --                  --
                                                            -------------      -------------      -------------     ---------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................        1,671,880         47,006,329          4,490,834         (10,554,848)
                                                            -------------      -------------      -------------     ---------------
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS:
Proceeds from shares sold...............................                           4,300,494
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................                                  --
Cost of shares redeemed.................................                          (4,645,047)
                                                                               -------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................                            (344,553)
                                                                               -------------
CAPITAL SHARE TRANSACTIONS - BROKER CLASS:
Proceeds from shares sold...............................                              64,072
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................                                  --
Cost of shares redeemed.................................                          (9,148,553)
Conversion to Investor Class............................                            (849,105)
                                                                               -------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................                          (9,933,586)
                                                                               -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.................       13,275,220         37,813,843         (4,875,921)        (21,784,705)
                                                            -------------      -------------      -------------     ---------------
NET ASSETS:
Beginning of period.....................................       53,825,601         16,011,758         17,275,797          39,060,502
                                                            -------------      -------------      -------------     ---------------
End of period...........................................    $  67,100,821      $  53,825,601      $  12,399,876     $    17,275,797
                                                            =============      =============      =============     ===============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END OF
  PERIOD................................................    $    (413,708)     $          --      $    (227,133)    $            --
                                                            -------------      -------------      -------------     ---------------

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                               FEBRUARY 29, 2004

                                                                                            DOW 30/SHORT         DOW 30/SHORT
                                                             DOW 30 PLUS FUND                   FUND                 FUND
                                                    -----------------------------------   -----------------   -------------------
POTOMAC FUNDS                                       Six Months Ended                      Six Months Ended
                                                    February 29, 2004     Year Ended      February 29, 2004   November 5, 2002(1)
                                                       (Unaudited)      August 31, 2003      (Unaudited)      to August 31, 2003
                                                    -----------------   ---------------   -----------------   -------------------
OPERATIONS:
Net investment income (loss)......................    $     53,774       $     104,004      $    (16,808)        $     (75,894)
Net realized gain (loss) on investments sold,
  securities sold short, futures and swaps........       1,066,729          (9,455,066)         (469,571)           (2,384,839)
Change in unrealized appreciation (depreciation)
  on investments, short positions, futures and
  swaps...........................................       3,272,687           2,275,441            95,877               (93,210)
                                                      ------------       -------------      ------------         -------------
    Net increase (decrease) in net assets
      resulting from operations...................       4,393,190          (7,075,621)         (390,502)           (2,553,943)
                                                      ------------       -------------      ------------         -------------
DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR CLASS:
Net investment income.............................        (105,132)            (13,390)
Net realized gains................................              --                  --
                                                      ------------       -------------
    Total distributions...........................        (105,132)            (13,390)
                                                      ------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS - ADVISOR CLASS:
Net investment income.............................
Net realized gains................................
    Total distributions...........................
DISTRIBUTIONS TO SHAREHOLDERS - BROKER CLASS:
Net investment income.............................
Net realized gains................................
    Total distributions
CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS:
Proceeds from shares sold.........................      69,984,594         301,834,656        16,424,192           226,770,561
Proceeds from shares issued to holders in
  reinvestment of dividends.......................         101,639              12,956                --                    --
Cost of shares redeemed...........................     (69,873,172)       (316,717,710)      (18,132,470)         (221,258,482)
Conversion from Broker Class......................              --             525,783                --                    --
                                                      ------------       -------------      ------------         -------------
    Net increase (decrease) in net assets
      resulting from capital share transactions...         213,061         (14,344,315)       (1,708,278)            5,512,079
                                                      ------------       -------------      ------------         -------------
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS:
Proceeds from shares sold.........................                          21,946,379
Proceeds from shares issued to holders in
  reinvestment of dividends.......................                                  --
Cost of shares redeemed...........................                         (21,976,762)
                                                                         -------------
    Net increase (decrease) in net assets
      resulting from capital share transactions...                             (30,383)
                                                                         -------------
CAPITAL SHARE TRANSACTIONS - BROKER CLASS:
Proceeds from shares sold.........................                             106,344
Proceeds from shares issued to holders in
  reinvestment of dividends.......................                                  --
Cost of shares redeemed...........................                             (97,090)
Conversion to Investor Class......................                            (525,783)
                                                                         -------------
    Net increase (decrease) in net assets
      resulting from capital share transactions...                            (516,529)
                                                                         -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...........       4,501,119         (21,980,238)       (2,098,780)            2,958,136
                                                      ------------       -------------      ------------         -------------
NET ASSETS:
Beginning of period...............................      32,616,434          54,596,672         2,958,136                    --
                                                      ------------       -------------      ------------         -------------
End of period.....................................    $ 37,117,553       $  32,616,434      $    859,356         $   2,958,136
                                                      ============       =============      ============         =============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END OF
  PERIOD..........................................    $     52,646       $     104,004      $    (16,808)        $          --
                                                      ------------       -------------      ------------         -------------

(1) Commencement of operations.

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                               FEBRUARY 29, 2004

                                                                                                    U.S. GOVERNMENT MONEY
                                         WARWICK FUND                    HORIZON FUND                    MARKET FUND
                            --------------------------------------   ---------------------   ------------------------------------
                            Six Months Ended                                                 Six Months Ended
                              February 29,                            October 1, 2003(1)       February 29,
POTOMAC FUNDS                     2004         November 1, 2002(1)    to February 29,2004          2004            Year Ended
                              (Unaudited)      to August 31, 2003         (Unaudited)          (Unaudited)       August 31, 2003
                            ----------------   -------------------   ---------------------   ----------------   -----------------
OPERATIONS:
Net investment income
 (loss)...................    $   (95,288)         $  (203,503)          $   (197,390)        $       4,738       $     124,523
Net realized gain (loss)
 on investments sold,
 securities sold short,
 futures and swaps........     (1,046,528)          (2,118,904)             4,537,423                    --                  --
Change in unrealized
 appreciation
 (depreciation) on
 investments, short
 positions, futures and
 swaps....................         (1,537)                  --                783,594                    --                  --
                              -----------          -----------           ------------         -------------       -------------
   Net increase (decrease)
     in net assets
     resulting from
     operations...........     (1,143,353)          (2,322,407)             5,123,627                 4,738             124,523
                              -----------          -----------           ------------         -------------       -------------
DISTRIBUTIONS TO
 SHAREHOLDERS - INVESTOR
 CLASS:
Net investment income.....                                                                           (4,738)           (121,180)
Net realized gains........                                                 (1,488,756)                   --                  --
                                                                         ------------         -------------       -------------
   Total distributions....                                                 (1,488,756)               (4,738)           (121,180)
                                                                         ------------         -------------       -------------
DISTRIBUTIONS TO
 SHAREHOLDERS - ADVISOR
 CLASS:
Net investment income.....                                                                                               (1,226)
Net realized gains........                                                                                                   --
                                                                                                                  -------------
   Total distributions....                                                                                               (1,226)
                                                                                                                  -------------
DISTRIBUTIONS TO
 SHAREHOLDERS - BROKER
 CLASS:
Net investment income.....
Net realized gains........                                                                                               (2,117)
   Total distributions....                                                                                                   --
                                                                                                                  -------------
                                                                                                                         (2,117)
                                                                                                                  -------------
CAPITAL SHARE
 TRANSACTIONS - INVESTOR
 CLASS:
Proceeds from shares
 sold.....................        213,196           40,278,768             64,258,350           210,309,354         549,844,726
Proceeds from shares
 issued to holders in
 reinvestment of
 dividends................             --                   --              1,488,756                 3,254             100,322
Cost of shares redeemed...     (8,711,236)          (9,827,713)           (11,656,809)         (216,722,995)       (582,638,335)
Conversion from Broker
 Class....................             --                   --                     --                    --           3,276,444
                              -----------          -----------           ------------         -------------       -------------
   Net increase (decrease)
     in net assets
     resulting from
     capital share
     transactions.........     (8,498,040)          30,451,055             54,090,297            (6,410,387)        (29,416,843)
                              -----------          -----------           ------------         -------------       -------------
CAPITAL SHARE
 TRANSACTIONS - ADVISOR
 CLASS:
Proceeds from shares
 sold.....................                                                                                           36,891,762
Proceeds from shares
 issued to holders in
 reinvestment of
 dividends................                                                                                                1,033
Cost of shares redeemed...                                                                                          (43,786,703)
                                                                                                                  -------------
   Net increase (decrease)
     in net assets
     resulting from
     capital share
     transactions.........                                                                                           (6,893,908)
                                                                                                                  -------------
CAPITAL SHARE
 TRANSACTIONS - BROKER
 CLASS:
Proceeds from shares
 sold.....................                                                                                            8,117,639
Proceeds from shares
 issued to holders in
 reinvestment of
 dividends................                                                                                                1,960
Cost of shares redeemed...                                                                                           (7,910,524)
Conversion to Investor
 Class....................                                                                                           (3,276,444)
                                                                                                                  -------------
   Net increase (decrease)
     in net assets
     resulting from
     capital share
     transactions.........                                                                                           (3,067,369)
                                                                                                                  -------------
TOTAL INCREASE (DECREASE)
 IN NET ASSETS............     (9,641,393)          28,128,648             57,725,168            (6,410,387)        (39,378,120)
                              -----------          -----------           ------------         -------------       -------------
NET ASSETS:
Beginning of period.......     28,128,648                   --                     --            21,386,548          60,764,668
                              -----------          -----------           ------------         -------------       -------------
End of period.............    $18,487,255          $28,128,648           $ 57,725,168         $  14,976,161       $  21,386,548
                              ===========          ===========           ============         =============       =============
UNDISTRIBUTED NET
 INVESTMENT INCOME (LOSS),
 END OF PERIOD............    $   (95,288)         $        --           $   (197,390)        $          --       $      13,645
                              -----------          -----------           ------------         -------------       -------------

(1) Commencement of operations.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                   For a fund share outstanding throughout the
                                                     period

POTOMAC FUNDS

                                                               U.S. PLUS FUND
                                -----------------------------------------------------------------------------
                                                               INVESTOR CLASS
                                -----------------------------------------------------------------------------
                                Six Months Ended          Year Ended        Year Ended       Year Ended
                                February 29, 2004         August 31,        August 31,       August 31,
                                   (Unaudited)               2003            2002 (5)         2001 (5)
                                -----------------        ------------       -----------     ------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD......................     $    32.92             $    29.52        $     41.76      $    68.00
                                   ----------             ----------        -----------      ----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(1)...................          (0.16)                 (0.25)(9)          (0.08)(9)       (0.16)
Net realized and unrealized
  gain (loss) on
  investments(2)..............           6.82                   3.65             (12.16)         (26.08)
                                   ----------             ----------        -----------      ----------
    Total from investment
      operations..............           6.66                   3.40             (12.24)         (26.24)
                                   ----------             ----------        -----------      ----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income......................             --                     --                 --              --
Distributions from realized
  gains.......................             --                     --                 --              --
                                   ----------             ----------        -----------      ----------
    Total distributions.......             --                     --                 --              --
                                   ----------             ----------        -----------      ----------
NET ASSET VALUE, END OF
  PERIOD......................     $    39.58             $    32.92        $     29.52      $    41.76
                                   ==========             ==========        ===========      ==========
TOTAL RETURN(3)...............          20.23%(10)             11.52%            (29.31)%        (38.59)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.....     $5,522,433             $2,531,267        $58,410,654      $9,768,307
Ratio of net expenses to
  average net assets:
  Before expense
    reimbursement.............           2.34%(11)              1.75%(6)           1.90%           1.51%
  After expense
    reimbursement.............           1.75%(11)              1.75%(6)           1.65%           1.50%
  Including interest
    expense...................                                  3.42%(6,7)         1.75%(7)
Ratio of net investment income
  (loss) to average net
  assets:
  Before expense
    reimbursement.............          (1.46)%(11)            (0.86)%(6)         (0.43)%         (0.34)%
  After expense
    reimbursement.............          (0.87)%(11)            (0.86)%(6,8)       (0.18)%(8)       (0.33)%
Portfolio turnover rate(4)....              0%                   197%             1,385%          1,634%

                                        U.S. PLUS FUND
                                -------------------------------
                                        INVESTOR CLASS
                                -------------------------------
                                 Year Ended         Year Ended
                                 August 31,         August 31,
                                  2000 (5)            1999(5)
                                ------------        -----------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD......................  $     58.24         $     39.04
                                -----------         -----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(1)...................         0.04                1.24
Net realized and unrealized
  gain (loss) on
  investments(2)..............         9.72               18.36
                                -----------         -----------
    Total from investment
      operations..............         9.76               19.60
                                -----------         -----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income......................           --                  --
Distributions from realized
  gains.......................           --               (0.40)
                                -----------         -----------
    Total distributions.......           --               (0.40)
                                -----------         -----------
NET ASSET VALUE, END OF
  PERIOD......................  $     68.00         $     58.24
                                ===========         ===========
TOTAL RETURN(3)...............        16.76%              50.38%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.....  $55,311,201         $16,472,869
Ratio of net expenses to
  average net assets:
  Before expense
    reimbursement.............         1.50%(6)            1.52%
  After expense
    reimbursement.............         1.50%(6)            1.50%
  Including interest
    expense...................
Ratio of net investment income
  (loss) to average net
  assets:
  Before expense
    reimbursement.............         0.05%(6)            2.32%
  After expense
    reimbursement.............         0.05%(6)            2.34%
Portfolio turnover rate(4)....        2,010%                  0%

 (1) Net investment income (loss) per share represents net investment income
     (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

 (2) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

 (3) All returns reflect reinvested dividends but do not reflect the impact of taxes.

 (4) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.

 (5) The per share data reflects a 1 for 4 reverse stock split which occurred on April 14, 2003.

 (6) The ratio includes Advisor expense recovery for the periods ended August 31, 2003 and 2000 of 0.03% and 0.05%, respectively.

 (7) The operating expense ratio includes interest expense related to swap contracts.

 (8) The net investment income (loss) ratio included interest expense related to swap contracts. The ratio excluding interest expense for the years ended August 31, 2003 and 2002 was 0.81% and (0.08)%, respectively.

 (9) Net investment income (loss) per share before interest expense on swap contracts for the years ended August 31, 2003 and 2002 was $0.23 and ($0.04), respectively.

(10) Not Annualized.

(11) Annualized.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                   For a fund share outstanding throughout the
                                                     period
POTOMAC FUNDS

                                                                  U.S./SHORT FUND
                                             ----------------------------------------------------------
                                                                   INVESTOR CLASS
                                             ----------------------------------------------------------
                                             Six Months Ended         Year Ended          Year Ended
                                             February 29, 2004        August 31,          August 31,
                                                (Unaudited)              2003                2002
                                             -----------------        -----------        ------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD.......     $    35.66            $     42.52         $    37.42
                                                ----------            -----------         ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)............          (0.43)(7)              (1.01)(7)          (0.52)(7)
Net realized and unrealized gain (loss) on
  investments(2)...........................          (4.42)                 (5.85)              5.81
                                                ----------            -----------         ----------
    Total from investment operations.......          (4.85)                 (6.86)              5.29
                                                ----------            -----------         ----------
LESS DISTRIBUTIONS:
Dividends from net investment income.......             --                     --              (0.19)
Distributions from realized gains..........             --                     --                 --
                                                ----------            -----------         ----------
    Total distributions....................             --                     --              (0.19)
                                                ----------            -----------         ----------
NET ASSET VALUE, END OF PERIOD.............     $    30.81            $     35.66         $    42.52
                                                ==========            ===========         ==========
TOTAL(3)...................................         (13.60)%(8)            (16.13)%            14.23%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period..................     $5,039,761            $11,631,881         $8,730,064
Ratio of net expenses to average net
  assets:
  Before expense reimbursement.............           2.37%(9)               1.95%(5)           2.27%
  After expense reimbursement..............           1.95%(9)               1.95%(5)           1.85%
  Including dividends on short positions...           3.17%(9)               3.91%(5)           2.67%
Ratio of net investment income (loss) to
  average net assets:
  Before expense reimbursement.............          (2.94)%(6,9)           (2.42)%(5)         (1.70)%
  After expense reimbursement..............          (2.52)%(6,9)           (2.42)%(5,6)       (1.28)%(6)
Portfolio turnover rate(4).................              0%                   472%             2,471%

                                                           U.S./SHORT FUND
                                             --------------------------------------------
                                                            INVESTOR CLASS
                                             --------------------------------------------
                                             Year Ended      Year Ended       Year Ended
                                             August 31,      August 31,       August 31,
                                                2001            2000             1999
                                             -----------     -----------     ------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD.......  $     29.33     $    34.39       $    47.30
                                             -----------     ----------       ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)............         0.62(7)        0.70(7)          1.05
Net realized and unrealized gain (loss) on
  investments(2)...........................         8.74          (5.76)          (13.91)
                                             -----------     ----------       ----------
    Total from investment operations.......         9.36          (5.06)          (12.86)
                                             -----------     ----------       ----------
LESS DISTRIBUTIONS:
Dividends from net investment income.......        (1.27)            --               --
Distributions from realized gains..........           --             --            (0.05)
                                             -----------     ----------       ----------
    Total distributions....................        (1.27)            --            (0.05)
                                             -----------     ----------       ----------
NET ASSET VALUE, END OF PERIOD.............  $     37.42     $    29.33       $    34.39
                                             ===========     ==========       ==========
TOTAL(3)...................................        32.49%        (14.71)%         (26.77)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period..................  $20,740,626     $1,964,139       $4,392,851
Ratio of net expenses to average net
  assets:
  Before expense reimbursement.............         3.41%          2.28%            1.90%
  After expense reimbursement..............         1.65%          1.62%            1.64%
  Including dividends on short positions...         2.15%          2.05%
Ratio of net investment income (loss) to
  average net assets:
  Before expense reimbursement.............         0.10%          1.46%            2.23%
  After expense reimbursement..............         1.86%(6)       2.12%(6)         2.49%
Portfolio turnover rate(4).................          867%           781%               0%

(1) Net investment income (loss) per share represents net investment income
    (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

(2) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

(3) All returns reflect reinvested dividends but do not reflect the impact of taxes.

(4) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.

(5) The ratio includes Advisor expense recovery of 0.16%.

(6) The net investment income (loss) ratio included dividends on short positions and interest income on swap contracts. The ratio excluding dividends on short positions and interest income on swap contracts for the periods ended February 29, 2004, August 31, 2003, 2002, 2001 and 2000 was (1.30)%,
    (1.16)%, (0.46)%, 2.36% and 2.55%, respectively.

(7) Net investment income (loss) per share before dividends on short positions and interest income on swap contracts for the periods ended February 29, 2004, August 31, 2003, 2002, 2001, and 2000 was ($0.22), ($0.48), ($0.19),
    $0.78 and $0.84, respectively.

(8) Not Annualized.

(9) Annualized.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                   For a fund share outstanding throughout the
                                                     period
POTOMAC FUNDS

                                                                             OTC PLUS FUND
                                      -------------------------------------------------------------------------------------------
                                                                            INVESTOR CLASS
                                      -------------------------------------------------------------------------------------------
                                      Six Months Ended    Year Ended    Year Ended    Year Ended     Year Ended       Year Ended
                                      February 29, 2004   August 31,    August 31,    August 31,     August 31,       August 31,
                                         (Unaudited)         2003         2002(5)       2001(5)       2000(5)           1999(5)
                                      -----------------   -----------   -----------   -----------   ------------      -----------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD............................     $     37.76      $     25.36   $     46.16   $    176.52   $      98.40      $     41.64
                                         -----------      -----------   -----------   -----------   ------------      -----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)(1).....           (0.29)           (0.46)        (0.64)        (1.20)         (1.96)           (0.92)
Net realized and unrealized gain
  (loss) on investments(2)..........            4.30            12.86        (20.16)      (129.16)         80.20            57.92
                                         -----------      -----------   -----------   -----------   ------------      -----------
    Total from investment
      operations....................            4.01            12.40        (20.80)      (130.36)         78.24            57.00
                                         -----------      -----------   -----------   -----------   ------------      -----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income............................              --               --            --            --             --               --
Distributions from realized gains...              --               --            --            --          (0.12)           (0.24)
                                         -----------      -----------   -----------   -----------   ------------      -----------
    Total distributions.............              --               --            --            --          (0.12)           (0.24)
                                         -----------      -----------   -----------   -----------   ------------      -----------
NET ASSET VALUE, END OF PERIOD......     $     41.77      $     37.76   $     25.36   $     46.16   $     176.52      $     98.40
                                         ===========      ===========   ===========   ===========   ============      ===========
TOTAL RETURN(3).....................           10.62%(8)        48.90%       (45.06)%      (73.85)%        79.54%          137.18%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period...........     $18,330,654      $29,092,879   $57,233,878   $35,668,601   $184,751,134      $76,682,387
Ratio of net expenses to average net
  assets:
  Before expense reimbursement......            1.75%(9)         1.75%         1.66%         1.50%          1.50%(6)         1.50%
  After expense reimbursement.......            1.75%(9)         1.75%         1.66%         1.50%          1.50%(6)         1.50%
Ratio of net investment income
  (loss) to average net assets:
  Before expense reimbursement......           (1.44)%(9)       (1.57)%       (1.55)%       (1.32)%        (1.26)%(6)       (1.16)%
  After expense reimbursement.......           (1.44)%(9)       (1.57)%       (1.55)%       (1.32)%        (1.26)%(6)       (1.16)%
Portfolio turnover rate(4)..........             206%             670%          450%          392%           378%           1,000%

(1) Net investment income (loss) per share represents net investment income
    (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

(2) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

(3) All returns reflect reinvested dividends but do not reflect the impact of taxes.

(4) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities.

(5) The per share data reflects a 1 for 4 reverse stock split which occurred on April 14, 2003.

(6) Ratio includes Advisor expense recovery of 0.08%.

(8) Not Annualized.

(9) Annualized.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                   For a fund share outstanding throughout the
                                                     period
POTOMAC FUNDS

                                                                            OTC/SHORT FUND
                                              ---------------------------------------------------------------------------
                                                                            INVESTOR CLASS
                                              ---------------------------------------------------------------------------
                                              Six Months Ended         Year Ended         Year Ended        Year Ended
                                              February 29, 2004        August 31,         August 31,        August 31,
                                                 (Unaudited)              2003               2002              2001
                                              -----------------        -----------        -----------       -----------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD........     $    12.08            $    19.56         $    15.45        $     8.31
                                                 ----------            ----------         ----------        ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1).............          (0.09)(7)             (0.23)(7)          (0.13)(7)          0.21(7)
Net realized and unrealized gain (loss) on
  investments(2)............................          (1.30)                (7.25)              4.36              7.20
                                                 ----------            ----------         ----------        ----------
    Total from investment operations........          (1.39)                (7.48)              4.23              7.41
                                                 ----------            ----------         ----------        ----------
LESS DISTRIBUTIONS:
Dividends from net investment income........             --                    --              (0.12)            (0.27)
Distributions from realized gains...........             --                    --                 --                --
                                                 ----------            ----------         ----------        ----------
    Total distributions.....................             --                    --              (0.12)            (0.27)
                                                 ----------            ----------         ----------        ----------
NET ASSET VALUE, END OF PERIOD..............     $    10.69            $    12.08         $    19.56        $    15.45
                                                 ==========            ==========         ==========        ==========
TOTAL RETURN(3).............................         (11.51)%(8)           (38.24)%            27.77%            89.91%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period...................     $9,334,167            $8,848,794         $5,576,513        $4,737,421
Ratio of net expenses to average net assets:
  Before expense reimbursement..............           2.09%(9)              2.07%              1.90%(5)          2.14%
  After expense reimbursement...............           1.95%(9)              1.95%              1.90%(5)          1.65%
  Including dividends on short positions....           2.25%(9)              2.15%              1.96%(5)          1.69%
Ratio of net investment income (loss) to
  average net assets:
  Before expense reimbursement..............          (1.79)%(6,9)          (1.56)%            (0.83)%(5)         1.22%
  After expense reimbursement...............          (1.65)%(6,9)          (1.44)%(6)         (0.83)%(5,6)       1.71%(6)
Portfolio turnover rate(4)..................              0%                1,328%             1,058%              869%

                                                    OTC/SHORT FUND
                                              ---------------------------
                                                    INVESTOR CLASS
                                              ---------------------------
                                              Year Ended      Year Ended
                                              August 31,      August 31,
                                                 2000            1999
                                              -----------     -----------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD........  $    17.06      $     41.90
                                              ----------      -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1).............        0.23             0.39(7)
Net realized and unrealized gain (loss) on
  investments(2)............................       (8.90)          (25.22)
                                              ----------      -----------
    Total from investment operations........       (8.67)          (24.83)
                                              ----------      -----------
LESS DISTRIBUTIONS:
Dividends from net investment income........       (0.08)              --
Distributions from realized gains...........          --            (0.01)
                                              ----------      -----------
    Total distributions.....................       (0.08)           (0.01)
                                              ----------      -----------
NET ASSET VALUE, END OF PERIOD..............  $     8.31      $     17.06
                                              ==========      ===========
TOTAL RETURN(3).............................      (50.96)%         (59.25)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period...................  $3,144,405      $10,883,451
Ratio of net expenses to average net assets:
  Before expense reimbursement..............        1.71%            1.87%
  After expense reimbursement...............        1.65%            1.65%
  Including dividends on short positions....                         1.74%
Ratio of net investment income (loss) to
  average net assets:
  Before expense reimbursement..............        1.98%            1.47%
  After expense reimbursement...............        2.04%            1.69%(6)
Portfolio turnover rate(4)..................       1,225%           3,049%

(1) Net investment income (loss) per share represents net investment income
    (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

(2) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

(3) All returns reflect reinvested dividends but do not reflect the impact of taxes.

(4) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities.

(5) The ratio includes Advisor expense recovery is 0.06%.

(6) The net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the periods ended February 29, 2004, August 31, 2003, 2002, 2001, and 1999 was (1.34)%,
    (1.24)%, (0.77)%, 1.75%, and 1.78% respectively.

(7) Net investment income (loss) per share before dividends on short positions for the periods ended February 29, 2004, August 31, 2003, 2002, 2001, and 1999 was ($0.07), ($0.20), ($0.12), $0.22, and $0.41, respectively.

(8) Not Annualized.

(9) Annualized.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                   For a fund share outstanding throughout the
                                                     period
POTOMAC FUNDS

                                                     SMALL CAP PLUS FUND
                                  ----------------------------------------------------------
                                                        INVESTOR CLASS
                                  ----------------------------------------------------------

                                  Six Months Ended       Year Ended         Year Ended
                                  February 29, 2004      August 31,         August 31,
                                     (Unaudited)            2003              2002(8)
                                  -----------------      -----------        -----------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD........................      $     41.75        $     32.84        $    42.08
                                      -----------        -----------        ----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(3).....................            (0.25)             (0.44)(11)        (0.04)(11)
Net realized and unrealized gain
  (loss) on investments(5)......             8.86               9.35             (8.80)
                                      -----------        -----------        ----------
    Total from investment
      operations................             8.61               8.91             (8.84)
                                      -----------        -----------        ----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income........................               --                 --             (0.40)
Distributions from realized
  gains.........................               --                 --                --
                                      -----------        -----------        ----------
    Total distributions.........               --                 --             (0.40)
                                      -----------        -----------        ----------
NET ASSET VALUE, END OF
  PERIOD........................      $     50.36        $     41.75        $    32.84
                                      ===========        ===========        ==========
TOTAL RETURN(7).................            20.62%(1)          27.13%           (21.24)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.......      $67,100,821        $53,825,601        $5,352,132
Ratio of net expenses to average
  net assets:
  Before expense
    reimbursement...............             1.75%(2)           1.75%             1.71%
  After expense reimbursement...             1.75%(2)           1.75%             1.71%
  Including interest expense....                                3.71%(9)          1.80%(9)
Ratio of net investment income
  (loss) to average net assets:
  Before expense
    reimbursement...............            (1.07)%(2)         (1.30)%           (0.13)%
  After expense reimbursement...            (1.07)%(2)         (1.30)%(10)       (0.13)%(10)
Portfolio turnover rate(4)......                0%                 0%              647%

                                               SMALL CAP PLUS FUND
                                  ----------------------------------------------
                                                  INVESTOR CLASS
                                  ----------------------------------------------
                                                                    February 22,
                                  Year Ended     Year Ended         1999(12) to
                                  August 31,     August 31,          August 31,
                                    2001(8)        2000(8)            1999(8)
                                  -----------    -----------        ------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD........................  $    50.32     $     44.40        $     40.00
                                  ----------     -----------        -----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(3).....................        0.92            0.76               0.72
Net realized and unrealized gain
  (loss) on investments(5)......       (9.16)           5.68               3.68
                                  ----------     -----------        -----------
    Total from investment
      operations................       (8.24)           6.44               4.40
                                  ----------     -----------        -----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income........................          --           (0.52)                --
Distributions from realized
  gains.........................          --              --                 --
                                  ----------     -----------        -----------
    Total distributions.........          --           (0.52)                --
                                  ----------     -----------        -----------
NET ASSET VALUE, END OF
  PERIOD........................  $    42.08     $     50.32        $     44.40
                                  ==========     ===========        ===========
TOTAL RETURN(7).................      (16.38)%         14.50%             11.00%(1)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.......  $6,479,334     $34,065,099        $ 7,033,822
Ratio of net expenses to average
  net assets:
  Before expense
    reimbursement...............        1.50%           1.50%(6)           1.50%(2)
  After expense reimbursement...        1.50%           1.50%(6)           1.50%(2)
  Including interest expense....
Ratio of net investment income
  (loss) to average net assets:
  Before expense
    reimbursement...............        2.06%           1.55%(6)           3.03%(2)
  After expense reimbursement...        2.06%           1.55%(6)           3.03%(2)
Portfolio turnover rate(4)......         939%          3,390%                 0%

(1)  Not annualized.

(2)  Annualized.

(3)  Net investment income (loss) per share represents net investment income
     (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

(4) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.

(5) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

(6)  Ratio includes Advisor expense recovery.

(7) All returns reflect reinvested dividends but do not reflect the impact of taxes.

(8) The per share data reflects a 1 for 4 reverse stock split which occurred on April 14, 2003.

(9) The operating expense ratio includes interest expense related to swap contracts.

(10) The net investment income (loss) ratio included interest expense related to swap contracts. The ratio excluding interest expense for the years ended August 31, 2003 and 2002 was 0.66% and (0.04)%, respectively.

(11) Net investment income (loss) per share before interest expense on swap contracts for the years ended August 31, 2003 and 2002 was $0.23 and ($0.02), respectively.

(12) Commencement of operations.
                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                   For a fund share outstanding throughout the
                                                     period
POTOMAC FUNDS

                                                            SMALL CAP/SHORT FUND
                                      -----------------------------------------------------------------
                                                               INVESTOR CLASS
                                      -----------------------------------------------------------------
                                      Six Months Ended
                                      February 29, 2004         Year Ended            Year Ended
                                         (Unaudited)          August 31, 2003       August 31, 2002
                                      -----------------       ---------------       ---------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD............................     $     31.77            $     49.82           $     48.84
                                         -----------            -----------           -----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)(4).....           (0.18)                 (0.67)(9)             (0.21)(9)
Net realized and unrealized gain
  (loss) on investments(6)..........           (6.06)                (11.76)                 5.32
                                         -----------            -----------           -----------
    Total from investment
      operations....................           (6.24)                (12.43)                 5.11
                                         -----------            -----------           -----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income............................           (0.15)                    --                 (4.13)
Distributions from realized gains...              --                  (5.62)                   --
                                         -----------            -----------           -----------
    Total distributions.............           (0.15)                 (5.62)                (4.13)
                                         -----------            -----------           -----------
NET ASSET VALUE, END OF PERIOD......     $     25.38            $     31.77           $     49.82
                                         ===========            ===========           ===========
TOTAL RETURN(7).....................          (19.78%)(2)            (27.99%)               11.77%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period...........     $12,399,876            $17,275,797           $39,060,502
Ratio of net expenses to average net
  assets:
  Before expense reimbursement......            2.10%(3)               1.95%                 1.89%
  After expense reimbursement.......            1.95%(3)               1.95%                 1.89%
  Including dividends on short
    positions.......................                                   3.42%                 2.31%
Ratio of net investment income
  (loss) to average net assets:
  Before expense reimbursement......           (1.46%)(3)             (1.57%)               (0.46%)
  After expense reimbursement.......           (1.31%)(3)             (1.57%)(8)            (0.46%)(8)
Portfolio turnover rate(5)..........               0%                     0%                1,476%

                                                SMALL CAP/SHORT FUND
                                      -----------------------------------------
                                                   INVESTOR CLASS
                                      -----------------------------------------

                                        Year Ended         December 21, 1999(1)
                                      August 31, 2001       to August 31, 2000
                                      ---------------      --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD............................    $     43.37             $     50.00
                                        -----------             -----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)(4).....           1.02(9)                 1.39
Net realized and unrealized gain
  (loss) on investments(6)..........           6.26                   (8.02)
                                        -----------             -----------
    Total from investment
      operations....................           7.28                   (6.63)
                                        -----------             -----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income............................          (1.81)                     --
Distributions from realized gains...             --                      --
                                        -----------             -----------
    Total distributions.............          (1.81)                     --
                                        -----------             -----------
NET ASSET VALUE, END OF PERIOD......    $     48.84             $     43.37
                                        ===========             ===========
TOTAL RETURN(7).....................          16.75%                 (13.26%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period...........    $30,567,680             $    36,969
Ratio of net expenses to average net
  assets:
  Before expense reimbursement......           1.70%                   1.65%(3)
  After expense reimbursement.......           1.65%                   1.39%(3)
  Including dividends on short
    positions.......................           1.66%
Ratio of net investment income
  (loss) to average net assets:
  Before expense reimbursement......           2.09%                   3.50%(3)
  After expense reimbursement.......           2.14%(8)                3.76%(3)
Portfolio turnover rate(5)..........          1,736%                    851%

(1) Commencement of operations.

(2) Not annualized.

(3) Annualized.

(4) Net investment income (loss) per share represents net investment income
    (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts, swaps and repurchase agreements are deemed short-term securities.

(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

(7) All returns reflect reinvested dividends but do not reflect the impact of taxes.

(8) The net investment income (loss) ratio included dividends on short positions and interest income on swap contracts. The ratio excluding dividends on short positions and interest income on swap contracts for the years ended August 31, 2003, 2002 and 2001 was (1.15%), (0.16%) and 2.15%, respectively.

(9) Net investment income (loss) per share before dividends on short positions and interest income on swap contracts for the years ended August 31, 2003, 2002 and 2001 was ($0.49), ($0.08) and $1.03, respectively.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                   For a fund share outstanding throughout the
                                                     period
POTOMAC FUNDS

                                                                        DOW 30 PLUS FUND
                                  --------------------------------------------------------------------------------------------
                                                                         INVESTOR CLASS
                                  --------------------------------------------------------------------------------------------
                                  Six Months Ended
                                  February 29, 2004         Year Ended              Year Ended               Year Ended
                                     (Unaudited)          August 31, 2003       August 31, 2002(8)       August 31, 2001(8)
                                  -----------------       ---------------       ------------------       ------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD........................     $     27.91            $     25.56            $     31.04              $     37.28
                                     -----------            -----------            -----------              -----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(4).....................            0.05                   0.11                   0.04                     0.12
Net realized and unrealized gain
  (loss) on investments(6)......            4.44                   2.27                  (5.44)                   (6.36)
                                     -----------            -----------            -----------              -----------
    Total from investment
      operations................            4.49                   2.38                  (5.40)                   (6.24)
                                     -----------            -----------            -----------              -----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income........................           (0.10)                 (0.03)                 (0.08)                      --
Distributions from realized
  gains.........................              --                     --                     --                       --
                                     -----------            -----------            -----------              -----------
    Total distributions.........           (0.10)                 (0.03)                 (0.08)                      --
                                     -----------            -----------            -----------              -----------
NET ASSET VALUE, END OF
  PERIOD........................     $     32.30            $     27.91            $     25.56              $     31.04
                                     ===========            ===========            ===========              ===========
TOTAL RETURN(7).................           16.05%(2)               9.32%                (17.45)%                 (16.74)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.......     $37,117,553            $32,616,434            $53,986,006              $16,549,599
Ratio of net expenses to average
  net assets:
  Before expense
    reimbursement...............            1.75%(3)               1.75%                  1.70%(9)                 1.55%
  After expense reimbursement...            1.75%(3)               1.75%                  1.70%(9)                 1.50%
Ratio of net investment income
  (loss) to average net assets:
  Before expense
    reimbursement...............            0.33%(3)               0.43%                  0.15%(9)                 0.35%
  After expense reimbursement...            0.33%(3)               0.43%                  0.15%(9)                 0.40%
Portfolio turnover rate(5)......              99%                   979%                   983%                   1,415%

                                    DOW 30 PLUS FUND
                                  ---------------------
                                     INVESTOR CLASS
                                  ---------------------

                                  December 21, 1999(1)
                                  to August 31, 2000(8)
                                  ---------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD........................        $     40.00
                                        -----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(4).....................               0.04
Net realized and unrealized gain
  (loss) on investments(6)......              (2.76)
                                        -----------
    Total from investment
      operations................              (2.72)
                                        -----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income........................                 --
Distributions from realized
  gains.........................                 --
                                        -----------
    Total distributions.........                 --
                                        -----------
NET ASSET VALUE, END OF
  PERIOD........................        $     37.28
                                        ===========
TOTAL RETURN(7).................              (6.80)%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.......        $18,509,233
Ratio of net expenses to average
  net assets:
  Before expense
    reimbursement...............               1.52%(3)
  After expense reimbursement...               1.50%(3)
Ratio of net investment income
  (loss) to average net assets:
  Before expense
    reimbursement...............               0.16%(3)
  After expense reimbursement...               0.18%(3)
Portfolio turnover rate(5)......              1,606%

(1) Commencement of operations.

(2) Not annualized.

(3) Annualized.

(4) Net investment income (loss) per share represents net investment income
    (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities.

(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

(7) All returns reflect reinvested dividends but do not reflect the impact of taxes.

(8) The per share data reflects a 1 for 4 reverse stock split which occurred on April 14, 2003.

(9) Ratio includes Advisor expense recovery of 0.03%.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                             For a fund share outstanding throughout the period

POTOMAC FUNDS

                                                DOW 30/SHORT FUND                                   WARWICK FUND
                                   -------------------------------------------       -------------------------------------------

                                                 INVESTOR CLASS                                    INVESTOR CLASS
                                   -------------------------------------------       -------------------------------------------
                                   Six Months Ended                                  Six Months Ended
                                   February 29, 2004       November 5, 2002(1)       February 29, 2004       November 1, 2002(1)
                                      (Unaudited)          to August 31, 2003           (Unaudited)          to August 31, 2003
                                   -----------------       -------------------       -----------------       -------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD..........................     $  44.89                 $    50.00              $     18.64              $     20.00
                                       --------                 ----------              -----------              -----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)(4)...        (0.27)                     (0.91)(9)                (0.07)                   (0.12)
Net realized and unrealized gain
  (loss) on investments(6)........        (5.54)                     (4.20)                   (0.78)                   (1.24)
                                       --------                 ----------              -----------              -----------
  Total from investment
    operations....................        (5.81)                     (5.11)                   (0.85)                   (1.36)
                                       --------                 ----------              -----------              -----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income..........................           --                         --                       --                       --
Distributions from realized
  gains...........................           --                         --                       --                       --
                                       --------                 ----------              -----------              -----------
  Total distributions.............           --                         --                       --                       --
                                       --------                 ----------              -----------              -----------
NET ASSET VALUE, END OF PERIOD....     $  39.08                 $    44.89              $     17.79              $     18.64
                                       ========                 ==========              ===========              ===========
TOTAL RETURN(7)...................       (12.94)%(2)                (10.22)%(2)               (4.56)%(2)               (6.80)%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.........     $859,356                 $2,958,136              $18,487,255              $28,128,648
Ratio of net expenses to average
  net assets:
  Before expense reimbursement....         3.21%(3)                   2.78%(3)                 1.83%(3)                 1.88%(3)
  After expense reimbursement.....         1.95%(3)                   1.87%(3)                 1.83%(3)                 1.88%(3)
  Including dividends on short
    positions.....................                                    3.92%(3)
Ratio of net investment income
  (loss) to average net assets:
  Before expense reimbursement....        (2.53)%(3)                 (3.20)%(3)               (0.81)%(3)               (0.75)%(3)
  After expense reimbursement.....        (1.27)%(3)                 (2.29)%(3,8)             (0.81)%(3)               (0.75)%(3)
Portfolio turnover rate(5)........            0%                     5,475%                   7,264%                       0%

                                       HORIZON FUND
                                    ------------------
                                      INVESTOR CLASS
                                    ------------------
                                    October 1, 2003(1)
                                     to February 29,
                                           2004
                                       (Unaudited)
                                    ------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD..........................      $     20.00
                                        -----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)(4)...            (0.10)
Net realized and unrealized gain
  (loss) on investments(6)........             2.18
                                        -----------
  Total from investment
    operations....................             2.08
                                        -----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income..........................               --
Distributions from realized
  gains...........................            (0.68)
                                        -----------
  Total distributions.............            (0.68)
                                        -----------
NET ASSET VALUE, END OF PERIOD....      $     21.40
                                        ===========
TOTAL RETURN(7)...................            10.00%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.........      $57,725,168
Ratio of net expenses to average
  net assets:
  Before expense reimbursement....             1.74%(3)
  After expense reimbursement.....             1.74%(3)
  Including dividends on short
    positions.....................
Ratio of net investment income
  (loss) to average net assets:
  Before expense reimbursement....            (0.88)%(3)
  After expense reimbursement.....            (0.88)%(3)
Portfolio turnover rate(5)........              851%

(1) Commencement of operations.

(2) Not annualized.

(3) Annualized.

(4) Net investment income (loss) per share represents net investment income
    (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.

(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

(7) All returns reflect reinvested dividends but do not reflect the impact of taxes.

(8) The net investment income (loss) ratio included dividends on short positions and interest income on swap contracts. The ratio excluding dividends on short positions and interest income on swap contracts for the period ended August 31, 2003 was (0.93%).

(9) Net investment income (loss) per share before dividends on short positions and interest income on swap contracts for the period ended August 31, 2003 was ($0.37).

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                             For a fund share outstanding throughout the period
POTOMAC FUNDS

                                                  U.S. GOVERNMENT MONEY MARKET FUND
                        --------------------------------------------------------------------------------------
                                                            INVESTOR CLASS
                        --------------------------------------------------------------------------------------
                        Six Months Ended
                        February 29, 2004         Year Ended            Year Ended            Year Ended
                           (Unaudited)          August 31, 2003       August 31, 2002       August 31, 2001
                        -----------------       ---------------       ---------------       ---------------
PER SHARE DATA:
NET ASSET VALUE,
  BEGINNING OF
  PERIOD..............     $      1.00            $      1.00           $      1.00           $      1.00
                           -----------            -----------           -----------           -----------
INCOME (LOSS) FROM
  INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(1)...........              --(3)                  --(3)               0.01                  0.04
Net realized and
  unrealized gain
  (loss) on
  investments.........              --                     --                    --                    --
                           -----------            -----------           -----------           -----------
    Total from
      investment
      operations......              --                     --                  0.01                  0.04
                           -----------            -----------           -----------           -----------
LESS DISTRIBUTIONS:
Dividends from net
  investment income...              --(3)                  --(3)              (0.01)                (0.04)
Distributions from
  realized gains......              --                     --                    --                    --
                           -----------            -----------           -----------           -----------
    Total
      distributions...              --                     --                 (0.01)                (0.04)
                           -----------            -----------           -----------           -----------
NET ASSET VALUE, END
  OF PERIOD...........     $      1.00            $      1.00           $      1.00           $      1.00
                           ===========            ===========           ===========           ===========
TOTAL RETURN(2).......            0.03%(4)               0.33%                 1.02%                 4.45%
SUPPLEMENTAL DATA AND
  RATIOS:
Net assets, end of
  period..............     $14,976,161            $21,386,548           $50,803,391           $61,138,254
Ratio of net expenses
  to average net
  assets:
  Before expense
    reimbursement.....            1.53%(5)               1.16%                 1.03%                 1.04%
  After expense
    reimbursement.....            0.99%(5)               1.00%                 0.99%                 1.00%
Ratio of net
  investment income
  (loss) to average
  net assets:
  Before expense
    reimbursement.....           (0.54)%(5)              0.22%                 1.02%                 4.29%
  After expense
    reimbursement.....            0.00%(5)               0.38%                 1.06%                 4.33%

                         U.S. GOVERNMENT MONEY MARKET FUND
                        ------------------------------------
                                   INVESTOR CLASS
                        ------------------------------------

                          Year Ended           Year Ended
                        August 31, 2000      August 31, 1999
                        ---------------      ---------------
PER SHARE DATA:
NET ASSET VALUE,
  BEGINNING OF
  PERIOD..............    $      1.00          $      1.00
                          -----------          -----------
INCOME (LOSS) FROM
  INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(1)...........           0.05                 0.04
Net realized and
  unrealized gain
  (loss) on
  investments.........             --                   --
                          -----------          -----------
    Total from
      investment
      operations......           0.05                 0.04
                          -----------          -----------
LESS DISTRIBUTIONS:
Dividends from net
  investment income...          (0.05)               (0.04)
Distributions from
  realized gains......             --                   --
                          -----------          -----------
    Total
      distributions...          (0.05)               (0.04)
                          -----------          -----------
NET ASSET VALUE, END
  OF PERIOD...........    $      1.00          $      1.00
                          ===========          ===========
TOTAL RETURN(2).......           5.01%                3.89%
SUPPLEMENTAL DATA AND
  RATIOS:
Net assets, end of
  period..............    $16,402,144          $50,222,733
Ratio of net expenses
  to average net
  assets:
  Before expense
    reimbursement.....           1.03%                1.20%
  After expense
    reimbursement.....           1.00%                0.99%
Ratio of net
  investment income
  (loss) to average
  net assets:
  Before expense
    reimbursement.....           4.93%                3.68%
  After expense
    reimbursement.....           4.96%                3.89%

(1) Net investment income (loss) per share represents net investment income
    (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

(2) All returns reflect reinvested dividends but do not reflect the impact of taxes.

(3) Amount is less than $0.01 per share.

(4) Not annualized.

(5) Annualized.

                     See notes to the financial statements.

                                 POTOMAC FUNDS
                       NOTES TO THE FINANCIAL STATEMENTS
                         FEBRUARY 29, 2004 (UNAUDITED)

1. ORGANIZATION

Potomac Funds (the "Trust") was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The series presently operating are the U.S. Plus Fund, U.S./Short Fund, OTC Plus Fund, OTC/Short Fund, Small Cap Plus Fund, Small Cap/Short Fund, Dow 30 Plus Fund, Dow 30/Short Fund, Warwick Fund, Horizon Fund and the U.S. Government Money Market Fund (each a "Fund" and collectively, the "Funds"). Each Fund (other than the U.S. Government Money Market Fund) is a "non-diversified" series of the Trust pursuant to the 1940 Act. The Horizon Fund commenced operations on October 1, 2003.

The objective of the U.S. Plus Fund is to provide daily investment returns that correspond to 150% of the performance of the Standard & Poor's 500 Composite Stock Price Index(TM) ("S&P 500 Index"). The objective of the U.S./Short Fund is to provide daily investment returns that inversely correlate to the performance of the S&P 500 Index. The objective of the OTC Plus Fund is to provide daily investment returns that correspond to 125% of the performance of the Nasdaq 100 Index(TM) ("Nasdaq Index"). The objective of the OTC/Short Fund is to provide daily investment returns that inversely correlate to the performance of the Nasdaq Index. The objective of the Small Cap Plus Fund is to provide daily investment returns that correspond to 125% of the performance of the Russell 2000(R) Index ("Russell 2000 Index"). The objective of the Small Cap/Short Fund is to provide daily investment returns that inversely correlate to the performance of the Russell 2000 Index. The objective of the Dow 30 Plus Fund is to provide daily investment returns that correspond to 125% of the performance of the Dow Jones Industrial Average(SM) ("Dow"). The objective of the Dow 30/Short Fund is to provide daily investment returns that inversely correlate to the performance of the Dow. The objective of the Warwick Fund is to seek capital appreciation through the investment in specifically designed portfolios of equities and equity-linked securities of medium to large-capitalization companies and technology-based companies, including securities of companies included in the NASDAQ Index or the CBS Marketwatch Index ("Marketwatch 75"). The objective of the Horizon Fund is to seek capital appreciation through dynamic asset allocation that attempts to take "long" overweight positions in market sectors that are performing well while seeking to underweight or "short" market sectors that are performing poorly. The objective of the U.S. Government Money Market Fund is to provide security of principal, current income and liquidity by investing primarily in obligations issued or guaranteed, as to principal and interest, by the U.S. government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.

Investor Class shares, except for Investor Class shares of the Warwick Fund and the Horizon Fund, are subject to an annual Rule 12b-1 fee of up to 1.00% of Investor Class' average daily net assets. The Investor Class shares of the Warwick Fund and the Horizon Fund are subject to an annual Rule 12b-1 fee of up to 0.25% of the Investor Class' average daily net assets. The Board has authorized each Fund's Investor Class shares, except the Warwick Fund and the Horizon Fund, to pay Rule 12b-1 fees of an amount equal to the difference between the Fund's Total Annual Operating Expenses and the expense limit on Total Annual Operating Expenses but not to exceed 1.00% of each Fund's average daily net assets. For the six months ended February 29, 2004, the expense limit on total annual operating expenses was 1.75% for the Plus Funds and 1.95% for the Short Funds. The Board has authorized the Warwick Fund an the Horizon Fund Investor Class shares to pay Rule 12b-1 fees equal to 0.25% of Investor Class average daily net assets. During the year ended August 31, 2003, the Advisor Class shares ceased operations and are no longer being offered. The Broker Class shares of the U.S. Plus Fund, OTC Plus Fund, Small Cap Plus Fund, Dow 30 Plus Fund and the U.S. Government Money Market Fund converted to Investor Class shares on August 22, 2003. The Broker Class shares are no longer being offered.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).

  A) INVESTMENT VALUATION - Securities that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. If no sale is reported at that time, the mean of the last bid and asked price is used. Securities traded principally on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Pricing ("NOCP") provided by Nasdaq each business day. When market quotations for options and futures positions held by a Fund are readily available, those positions will be valued based upon such quotations. Options, futures and other securities for which no quotations are readily available or for which the Advisor has reason to question the validity of quotations received are valued at fair value as determined in good faith under the supervision of the Board of Trustees. U.S. Government Money Market Fund instruments and instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

  B) REPURCHASE AGREEMENTS - Each Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Fund receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

  C) WRITTEN OPTIONS - Each Fund, other than the U.S. Government Money Market Fund, may write (sell) options. When a Fund writes an option, an amount equal to the premium received is recorded in the Fund's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold). As collateral for uncovered written options, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for put options or the market value of the instrument underlying the contract, but not less than the strike price, for call options.

  D) STOCK INDEX FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS - Each Fund, other than the U.S. Government Money Market Fund, may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

  E) SHORT POSITIONS - The U.S./Short Fund, OTC/Short Fund, Small Cap/Short Fund, Dow 30/Short Fund, Warwick Fund and the Horizon Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability.

The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily.

  F) RISKS OF OPTIONS, FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS AND SHORT POSITIONS - The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for written options, futures contracts and short positions.

  G) SECURITY TRANSACTIONS - Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions on the basis of identified cost, which is the same basis used for federal income tax purposes.

  H) FEDERAL INCOME TAXES - Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.

  I) INCOME AND EXPENSES - Dividend income is recognized on the ex-dividend date, and interest income, including amortization of premium and discount is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory fees and registration costs. Expenses that are not directly attributable to a portfolio are generally allocated among the Trust's portfolios in proportion to their respective net assets.

  J) DISTRIBUTIONS TO SHAREHOLDERS - Each Fund, other than the U.S. Government Money Market Fund, intends to distribute to its shareholders at least annually net investment income and net realized capital gains, if any. The U.S. Government Money Market Fund ordinarily will declare dividends from net investment income on a daily basis and distribute those dividends monthly. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

The tax character of distributions during the period ended February 29, 2004, and the fiscal year ended August 31, 2003, were as follows:

                                            U.S. PLUS FUND                             U.S./SHORT FUND
                               ----------------------------------------    ----------------------------------------
                                    PERIOD ENDED             YEAR ENDED         PERIOD ENDED             YEAR ENDED
                               FEBRUARY 29, 2004        AUGUST 31, 2003    FEBRUARY 29, 2004        AUGUST 31, 2003
                               -----------------    -------------------    -----------------    -------------------
DISTRIBUTIONS PAID FROM:
ORDINARY INCOME
  Investor Class                   $      --        $                --        $      --        $                --
  Advisor Class                           --                         --               --                         --
  Broker Class                            --                         --               --                         --
LONG-TERM CAPITAL GAIN
  Investor Class                          --                         --               --                         --
  Advisor Class                           --                         --               --                         --
  Broker Class                            --                         --               --                         --
                                   ---------        -------------------        ---------        -------------------
     TOTAL DISTRIBUTIONS
       PAID                        $      --        $                --        $      --        $                --
                                   =========        ===================        =========        ===================

                                            OTC PLUS FUND                               OTC/SHORT FUND
                               ----------------------------------------    ----------------------------------------
                                    PERIOD ENDED             YEAR ENDED         PERIOD ENDED             YEAR ENDED
                               FEBRUARY 29, 2004        AUGUST 31, 2003    FEBRUARY 29, 2004        AUGUST 31, 2003
                               -----------------    -------------------    -----------------    -------------------
DISTRIBUTIONS PAID FROM:
ORDINARY INCOME
  Investor Class                   $      --        $                --        $      --        $                --
  Advisor Class                           --                         --               --                         --
  Broker Class                            --                         --               --                         --
LONG-TERM CAPITAL GAIN
  Investor Class                          --                         --               --                         --
  Advisor Class                           --                         --               --                         --
  Broker Class                            --                         --               --                         --
                                   ---------        -------------------        ---------        -------------------
     TOTAL DISTRIBUTIONS
       PAID                        $      --        $                --        $      --        $                --
                                   =========        ===================        =========        ===================

                                         SMALL CAP PLUS FUND                         SMALL CAP/SHORT FUND
                               ----------------------------------------    ----------------------------------------
                                    PERIOD ENDED             YEAR ENDED         PERIOD ENDED             YEAR ENDED
                               FEBRUARY 29, 2004        AUGUST 31, 2003    FEBRUARY 29, 2004        AUGUST 31, 2003
                               -----------------    -------------------    -----------------    -------------------
DISTRIBUTIONS PAID FROM:
ORDINARY INCOME
  Investor Class                   $      --        $                --        $ 102,046        $         3,734,361
  Advisor Class                           --                         --               --                         --
  Broker Class                            --                         --               --                         --
LONG-TERM CAPITAL GAIN
  Investor Class                          --                         --               --                    415,372
  Advisor Class                           --                         --               --                         --
  Broker Class                            --                         --               --                         --
                                   ---------        -------------------        ---------        -------------------
     TOTAL DISTRIBUTIONS
       PAID                        $      --        $                --        $ 102,046        $         4,149,733
                                   =========        ===================        =========        ===================

                                           DOW 30 PLUS FUND                           DOW 30/SHORT FUND
                               ----------------------------------------    ----------------------------------------
                                    PERIOD ENDED             YEAR ENDED         PERIOD ENDED           PERIOD ENDED
                               FEBRUARY 29, 2004        AUGUST 31, 2003    FEBRUARY 29, 2004        AUGUST 31, 2003
                               -----------------    -------------------    -----------------    -------------------
DISTRIBUTIONS PAID FROM:
ORDINARY INCOME
  Investor Class                   $ 105,132        $            13,390        $      --        $                --
  Advisor Class                           --                         --               --                         --
  Broker Class                            --                         --               --                         --
LONG-TERM CAPITAL GAIN
  Investor Class                          --                         --               --                         --
  Advisor Class                           --                         --               --                         --
  Broker Class                            --                         --               --                         --
                                   ---------        -------------------        ---------        -------------------
     TOTAL DISTRIBUTIONS
       PAID                        $ 105,132        $            13,390        $      --        $                --
                                   =========        ===================        =========        ===================

                                                           WARWICK FUND                        HORIZON FUND
                                             ----------------------------------------      ---------------------
                                                  PERIOD ENDED           PERIOD ENDED               PERIOD ENDED
                                             FEBRUARY 29, 2004        AUGUST 31, 2003          FEBRUARY 29, 2004
                                             -----------------    -------------------      ---------------------
DISTRIBUTIONS PAID FROM:
ORDINARY INCOME
  Investor Class                                 $      --        $                --      $           1,488,756
  Advisor Class                                         --                         --                         --
  Broker Class                                          --                         --                         --
LONG-TERM CAPITAL GAIN
  Investor Class                                        --                         --                         --
  Advisor Class                                         --                         --                         --
  Broker Class                                          --                         --                         --
                                                 ---------        -------------------      ---------------------
     TOTAL DISTRIBUTIONS PAID                    $      --        $                --      $           1,488,756
                                                 =========        ===================      =====================

                                                                   U.S. GOVERNMENT MONEY MARKET FUND
                                                               ------------------------------------------
                                                                    PERIOD ENDED               YEAR ENDED
                                                               FEBRUARY 29, 2004          AUGUST 31, 2003
                                                               -----------------      -------------------
DISTRIBUTIONS PAID FROM:
ORDINARY INCOME
  Investor Class                                                   $   4,738          $           121,180
  Advisor Class                                                           --                        1,226
  Broker Class                                                            --                        2,117
LONG-TERM CAPITAL GAIN
  Investor Class                                                          --                           --
  Advisor Class                                                           --                           --
  Broker Class                                                            --                           --
                                                                   ---------          -------------------
     TOTAL DISTRIBUTIONS PAID                                      $   4,738          $           124,523
                                                                   =========          ===================

Tax Cost as of February 29, 2004, and components of distributable earnings as of August 31, 2003 were as follows:

                                                  U.S. PLUS     U.S./SHORT        OTC PLUS       OTC/SHORT
                                                       FUND           FUND            FUND            FUND
                                               ------------    -----------    ------------    ------------
Cost basis of investments for federal
  income tax purposes                          $  5,822,292    $ 2,294,533    $ 51,366,094    $  5,586,689
                                               ------------    -----------    ------------    ------------
Unrealized Appreciation                                  --             --              --              --
Unrealized Depreciation                          (1,281,046)          (191)    (33,624,980)           (465)
                                               ------------    -----------    ------------    ------------
Net unrealized appreciation/(depreciation)       (1,281,046)          (191)    (33,624,980)           (465)
                                               ------------    -----------    ------------    ------------
Undistributed ordinary income/(loss)                     --             --              --              --
Undistributed long-term gain/(loss)                      --             --              --              --
                                               ------------    -----------    ------------    ------------
Distributable earnings                                   --             --              --              --
                                               ------------    -----------    ------------    ------------
Other accumulated gain/(loss)                  $(31,458,210)   $(8,586,785)   $(65,339,433)   $(22,806,616)
                                               ------------    -----------    ------------    ------------

                                      SMALL CAP PLUS        SMALL CAP/SHORT     DOW 30 PLUS           DOW 30/SHORT
                                                FUND                   FUND            FUND                   FUND
                                      --------------    -------------------    ------------    -------------------
Cost basis of investments for
  federal income tax purposes         $   44,893,038    $         6,584,312    $ 55,271,635    $           498,812
                                      --------------    -------------------    ------------    -------------------
Unrealized Appreciation                           --                     --              --                     --
Unrealized Depreciation                       (3,738)                  (548)    (18,741,275)                   (42)
                                      --------------    -------------------    ------------    -------------------
Net unrealized
  appreciation/(depreciation)                 (3,738)                  (548)    (18,741,275)                   (42)
                                      --------------    -------------------    ------------    -------------------
Undistributed ordinary income/(loss)              --                     --         104,004                     --
Undistributed long-term gain/(loss)               --                     --              --                     --
                                      --------------    -------------------    ------------    -------------------
Distributable earnings                            --                     --         104,004                     --
                                      --------------    -------------------    ------------    -------------------
Other accumulated gain/(loss)         $  (26,730,452)   $       (10,513,424)   $ (6,370,651)   $        (2,478,051)
                                      --------------    -------------------    ------------    -------------------

                                                                                           U.S. GOVERNMENT
                                                             WARWICK        HORIZON           MONEY MARKET
                                                                FUND           FUND                   FUND
                                                         -----------    -----------    -------------------
Cost basis of investments for federal income tax
  purposes                                               $18,456,027    $54,763,069    $        16,361,018
                                                         -----------    -----------    -------------------
Unrealized Appreciation                                           --        944,780                     --
Unrealized Depreciation                                       (1,537)      (161,186)                    --
                                                         -----------    -----------    -------------------
Net unrealized appreciation/(depreciation)                    (1,537)       783,594                     --
                                                         -----------    -----------    -------------------
Undistributed ordinary income/(loss)                              --             --                 13,645
Undistributed long-term gain/(loss)                               --             --                     --
                                                         -----------    -----------    -------------------
Distributable earnings                                            --             --                 13,645
                                                         -----------    -----------    -------------------
Other accumulated gain/(loss)                            $(2,118,904)   $        --    $            (2,777)
                                                         -----------    -----------    -------------------

  K) USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CAPITAL SHARE TRANSACTIONS

                                          U.S. PLUS FUND                        U.S./SHORT FUND
                               ------------------------------------   -----------------------------------
                                SIX MONTH ENDED                        SIX MONTH ENDED
                               FEBRUARY 29, 2004      YEAR ENDED      FEBRUARY 29, 2004     YEAR ENDED
                                  (UNAUDITED)      AUGUST 31, 2003*      (UNAUDITED)      AUGUST 31, 2003
                               -----------------   ----------------   -----------------   ---------------
INVESTOR CLASS:
Shares sold                        1,722,417           7,658,439          1,548,261          8,458,006
Shares issued to holders in
  reinvestment of dividends               --                  --                 --                 --
Shares redeemed                   (1,659,801)         (9,577,529)        (1,710,849)        (8,337,165)
Shares converted from Broker
  Class                                   --              18,152                 --                 --
                                  ----------          ----------         ----------         ----------
  Net increase (decrease)             62,616          (1,900,938)          (162,588)           120,841
                                  ----------          ----------         ----------         ----------
ADVISOR CLASS:
Shares sold                                              491,055                               372,543
Shares issued to holders in
  reinvestment of dividends                                   --                                    --
Shares redeemed                                         (524,235)                             (372,550)
                                                      ----------                            ----------
  Net increase (decrease)                                (33,180)                                   (7)
                                                      ----------                            ----------
BROKER CLASS:
Shares sold                                                7,889
Shares issued to holders in
  reinvestment of dividends                                   --
Shares redeemed                                           (2,708)
Shares converted to Investor
  Class                                                  (18,714)
                                                      ----------
  Net increase (decrease)                                (13,533)
                                                      ----------
Total net increase (decrease)
  from capital share
  transactions                        62,616          (1,947,651)          (162,588)           120,834
                                  ==========          ==========         ==========         ==========

* Capital share transactions restated to reflect a 1 for 4 reverse stock split which occurred on April 14, 2003.

                                          OTC PLUS FUND                         OTC/SHORT FUND
                               ------------------------------------   -----------------------------------
                                SIX MONTH ENDED                        SIX MONTH ENDED
                               FEBRUARY 29, 2004      YEAR ENDED      FEBRUARY 29, 2004     YEAR ENDED
                                  (UNAUDITED)      AUGUST 31, 2003*      (UNAUDITED)      AUGUST 31, 2003
                               -----------------   ----------------   -----------------   ---------------
INVESTOR CLASS:
Shares sold                        2,297,177           9,089,603          2,665,513          11,123,021
Shares issued to holders in
  reinvestment of dividends               --                  --                 --                  --
Shares redeemed                   (2,628,746)        (10,585,737)        (2,525,003)        (10,675,556)
Shares converted from Broker
  Class                                   --               9,331                 --                  --
                                  ----------         -----------         ----------         -----------
  Net increase (decrease)           (331,569)         (1,486,803)           140,510             447,465
                                  ----------         -----------         ----------         -----------
ADVISOR CLASS:
Shares sold                                               18,380
Shares issued to holders in
  reinvestment of dividends                                   --
Shares redeemed                                          (29,034)
                                                     -----------
  Net increase (decrease)                                (10,654)
                                                     -----------
BROKER CLASS:
Shares sold                                                  466
Shares issued to holders in
  reinvestment of dividends                                   --
Shares redeemed                                           (3,543)
Shares converted to Investor
  Class                                                   (9,474)
                                                     -----------
  Net increase (decrease)                                (12,551)
                                                     -----------
Total net increase (decrease)
  from capital share
  transactions                      (331,569)         (1,510,008)           140,510             447,465
                                  ==========         ===========         ==========         ===========

* Capital share transactions restated to reflect a 1 for 4 reverse stock split which occurred on April 14, 2003.

                                       SMALL CAP PLUS FUND                   SMALL CAP/SHORT FUND
                               ------------------------------------   -----------------------------------
                                SIX MONTH ENDED                        SIX MONTH ENDED
                               FEBRUARY 29, 2004      YEAR ENDED      FEBRUARY 29, 2004     YEAR ENDED
                                  (UNAUDITED)      AUGUST 31, 2003*      (UNAUDITED)      AUGUST 31, 2003
                               -----------------   ----------------   -----------------   ---------------
INVESTOR CLASS:
Shares sold                        5,438,845          13,304,376          13,852,341         17,424,237
Shares issued to holders in
  reinvestment of dividends               --                  --               3,526             63,094
Shares redeemed                   (5,395,441)        (12,198,626)        (13,910,997)       (17,727,711)
Shares converted from Broker
  Class                                   --              20,475                  --                 --
                                  ----------         -----------         -----------        -----------
  Net increase (decrease)             43,404           1,126,225             (55,130)          (240,380)
                                  ----------         -----------         -----------        -----------
ADVISOR CLASS:
Shares sold                                              135,198
Shares issued to holders in
  reinvestment of dividends                                   --
Shares redeemed                                         (148,807)
                                                     -----------
  Net increase (decrease)                                (13,609)
                                                     -----------
BROKER CLASS:
Shares sold                                                1,991
Shares issued to holders in
  reinvestment of dividends                                   --
Shares redeemed                                         (293,003)
Shares converted to Investor
  Class                                                  (20,768)
                                                     -----------
  Net increase (decrease)                               (311,780)
                                                     -----------
Total net increase (decrease)
  from capital share
  transactions                        43,404             800,836             (55,130)          (240,380)
                                  ==========         ===========         ===========        ===========

* Capital share transactions restated to reflect a 1 for 4 reverse stock split which occurred on April 14, 2003.

                                         DOW 30 PLUS FUND                      DOW 30/SHORT FUND
                               ------------------------------------   -----------------------------------
                                SIX MONTH ENDED                        SIX MONTH ENDED
                               FEBRUARY 29, 2004      YEAR ENDED      FEBRUARY 29, 2004    PERIOD ENDED
                                  (UNAUDITED)      AUGUST 31, 2003*      (UNAUDITED)      AUGUST 31, 2003
                               -----------------   ----------------   -----------------   ---------------
INVESTOR CLASS:
Shares sold                        2,283,234          12,143,120           408,769           4,415,347
Shares issued to holders in
  reinvestment of dividends            3,279                 511                --                  --
Shares redeemed                   (2,305,799)        (13,106,632)         (452,678)         (4,349,448)
Shares converted from Broker
  Class                                   --              18,812                --                  --
                                  ----------         -----------          --------          ----------
  Net increase (decrease)            (19,286)           (944,189)          (43,909)             65,899
                                  ----------         -----------          --------          ----------
ADVISOR CLASS:
Shares sold                                              922,961
Shares issued to holders in
  reinvestment of dividends                                   --
Shares redeemed                                         (928,193)
                                                     -----------
  Net increase (decrease)                                 (5,232)
                                                     -----------
BROKER CLASS:
Shares sold                                                4,507
Shares issued to holders in
  reinvestment of dividends                                   --
Shares redeemed                                           (4,289)
Shares converted to Investor
  Class                                                  (19,205)
                                                     -----------
  Net increase (decrease)                                (18,987)
                                                     -----------
Total net increase (decrease)
  from capital share
  transactions                       (19,286)           (968,408)          (43,909)             65,899
                                  ==========         ===========          ========          ==========

* Capital share transactions restated to reflect a 1 for 4 reverse stock split which occurred on April 14, 2003.

                                                                                                 U.S. GOVERNMENT
                                        WARWICK FUND                 HORIZON FUND               MONEY MARKET FUND
                             -----------------------------------   -----------------   -----------------------------------
                              SIX MONTH ENDED                        PERIOD ENDED       SIX MONTH ENDED
                             FEBRUARY 29, 2004    PERIOD ENDED     FEBRUARY 29, 2004   FEBRUARY 29, 2004     YEAR ENDED
                                (UNAUDITED)      AUGUST 31, 2003      (UNAUDITED)         (UNAUDITED)      AUGUST 31, 2003
                             -----------------   ---------------   -----------------   -----------------   ---------------
INVESTOR CLASS:
Shares sold                        11,690           2,022,000          3,181,155          210,309,354        549,844,726
Shares issued to holders in
  reinvestment of dividends            --                  --             71,816                3,254            100,322
Shares redeemed                  (482,085)           (512,549)          (555,318)        (216,722,995)      (582,638,335)
Shares converted from
  Broker Class                         --                  --                 --                   --          3,276,444
                                 --------           ---------          ---------         ------------       ------------
  Net increase (decrease)        (470,395)          1,509,451          2,697,653           (6,410,387)       (29,416,843)
                                 --------           ---------          ---------         ------------       ------------
ADVISOR CLASS:
Shares sold                                                                                                   36,891,762
Shares issued to holders in
  reinvestment of dividends                                                                                        1,033
Shares redeemed                                                                                              (43,786,703)
                                                                                                           ---------------
  Net increase (decrease)                                                                                     (6,893,908)
                                                                                                           ---------------
BROKER CLASS:
Shares sold                                                                                                    8,117,638
Shares issued to holders in
  reinvestment of dividends                                                                                        1,960
Shares redeemed                                                                                               (7,910,523)
Shares converted to
  Investor Class                                                                                              (3,276,444)
                                                                                                           ---------------
  Net increase (decrease)                                                                                     (3,067,369)
                                                                                                           ---------------
Total net increase
  (decrease) from capital
  share transactions             (470,395)          1,509,451          2,697,653           (6,410,387)       (39,378,120)
                                 =========          =========          =========         =============     ===============

4. INVESTMENT TRANSACTIONS

During the period ended February 29, 2004, the aggregate purchases and sales of investments (excluding short-term investments, options, swaps and futures contracts) were:

                                                                                                            SMALL CAP
                         U.S. PLUS FUND    U.S./SHORT FUND    OTC PLUS FUND    OTC/SHORT FUND               PLUS FUND
                         --------------    ---------------    -------------    --------------            ------------
Purchases                           --                --      $ 44,870,210                --                       --
Sales                               --                --      $ 56,255,181                --                       --

                         SMALL CAP/        DOW 30/       DOW 30/         WARWICK         HORIZON      U.S. GOVERNMENT
                         SHORT FUND      PLUS FUND    SHORT FUND            FUND            FUND    MONEY MARKET FUND
                         ----------    -----------    ----------    ------------    ------------    -----------------
Purchases                        --    $29,027,920            --    $205,672,817    $374,196,280                   --
Sales                            --    $28,401,724            --    $204,596,319    $324,382,665                   --

There were no purchases or sales of long-term U.S. Government Securities.

Transactions in futures contracts for the period ended February 29, 2004, for the following Funds were as follows:

                                                 U.S. PLUS FUND                     U.S./SHORT FUND
                                         -------------------------------    -------------------------------
                                         NUMBER OF        AGGREGATE FACE    NUMBER OF        AGGREGATE FACE
                                         CONTRACTS    VALUE OF CONTRACTS    CONTRACTS    VALUE OF CONTRACTS
                                         ---------    ------------------    ---------    ------------------
Outstanding at beginning of year                 2       $     495,059              7       $  1,763,332
Contracts opened                               270          73,557,359             32          8,728,268
Contracts closed                              (263)        (71,473,827)           (31)        (8,211,564)
                                         ---------       -------------      ---------       ------------
Outstanding at end of year                       9       $   2,578,591              8       $  2,280,036
                                         =========       =============      =========       ============

                                                  OTC PLUS FUND                     OTC/SHORT FUND
                                         -------------------------------    -------------------------------
                                         NUMBER OF        AGGREGATE FACE    NUMBER OF        AGGREGATE FACE
                                         CONTRACTS    VALUE OF CONTRACTS    CONTRACTS    VALUE OF CONTRACTS
                                         ---------    ------------------    ---------    ------------------
Outstanding at beginning of year                64       $   8,132,238              4       $    535,468
Contracts opened                               514          73,649,891             71         10,122,996
Contracts closed                              (540)        (76,086,258)           (75)       (10,658,464)
                                         ---------       -------------      ---------       ------------
Outstanding at end of year                      38       $   5,695,871             --       $         --
                                         =========       =============      =========       ============

                                               SMALL CAP PLUS FUND               SMALL CAP/SHORT FUND
                                         -------------------------------    -------------------------------
                                         NUMBER OF        AGGREGATE FACE    NUMBER OF        AGGREGATE FACE
                                         CONTRACTS    VALUE OF CONTRACTS    CONTRACTS    VALUE OF CONTRACTS
                                         ---------    ------------------    ---------    ------------------
Outstanding at beginning of year                27       $   6,527,671              1       $    245,505
Contracts opened                               419         113,632,041            193         52,079,389
Contracts closed                              (431)       (115,815,445)          (186)       (50,009,883)
                                         ---------       -------------      ---------       ------------
Outstanding at end of year                      15       $   4,344,267              8       $  2,315,011
                                         =========       =============      =========       ============

                                                 DOW 30 PLUS FUND                   DOW 30/SHORT FUND
                                         --------------------------------    -------------------------------
                                         NUMBER OF         AGGREGATE FACE    NUMBER OF        AGGREGATE FACE
                                         CONTRACTS     VALUE OF CONTRACTS    CONTRACTS    VALUE OF CONTRACTS
                                         ---------    -------------------    ---------    ------------------
Outstanding at beginning of year               108    $        10,043,266           --       $         --
Contracts opened                               687             68,220,231           25          2,528,013
Contracts closed                              (682)           (66,320,779)         (25)        (2,528,013)
                                         ---------    -------------------    ---------       ------------
Outstanding at end of year                     113    $        11,942,718           --       $         --
                                         =========    ===================    =========       ============

                                                   WARWICK FUND                       HORIZON FUND
                                         --------------------------------    -------------------------------
                                         NUMBER OF         AGGREGATE FACE    NUMBER OF        AGGREGATE FACE
                                         CONTRACTS     VALUE OF CONTRACTS    CONTRACTS    VALUE OF CONTRACTS
                                         ---------    -------------------    ---------    ------------------
Outstanding at beginning of year                --    $                --           --       $         --
Contracts opened                                34              5,084,845          880        140,153,640
Contracts closed                               (34)            (5,084,845)        (880)      (140,153,640)
                                         ---------    -------------------    ---------       ------------
Outstanding at end of year                      --    $                --           --       $         --
                                         =========    ===================    =========       ============

Transactions in short futures contracts for the period ended February 29, 2004, for the following Funds were as follows:

                                                  U.S. PLUS FUND                     U.S./SHORT FUND
                                         --------------------------------    --------------------------------
                                         NUMBER OF         AGGREGATE FACE    NUMBER OF         AGGREGATE FACE
                                         CONTRACTS     VALUE OF CONTRACTS    CONTRACTS     VALUE OF CONTRACTS
                                         ---------    -------------------    ---------    -------------------
Outstanding at beginning of year                --    $                --           --    $                --
Contracts opened                                15              4,140,808          130             34,027,490
Contracts closed                               (15)            (4,140,808)        (130)           (34,027,490)
                                         ---------    -------------------    ---------    -------------------
Outstanding at end of year                      --    $                --           --    $                --
                                         =========    ===================    =========    ===================

                                                  OTC/SHORT FUND                   SMALL CAP PLUS FUND
                                         --------------------------------    --------------------------------
                                         NUMBER OF         AGGREGATE FACE    NUMBER OF         AGGREGATE FACE
                                         CONTRACTS     VALUE OF CONTRACTS    CONTRACTS     VALUE OF CONTRACTS
                                         ---------    -------------------    ---------    -------------------
Outstanding at beginning of year                --    $                --           --    $                --
Contracts opened                                77             11,031,281          102             28,114,336
Contracts closed                               (65)            (9,270,735)        (102)           (28,114,336)
                                         ---------    -------------------    ---------    -------------------
Outstanding at end of year                      12    $         1,760,546           --    $                --
                                         =========    ===================    =========    ===================

                                               SMALL CAP/SHORT FUND                  DOW 30 PLUS FUND
                                         --------------------------------    --------------------------------
                                         NUMBER OF         AGGREGATE FACE    NUMBER OF         AGGREGATE FACE
                                         CONTRACTS     VALUE OF CONTRACTS    CONTRACTS     VALUE OF CONTRACTS
                                         ---------    -------------------    ---------    -------------------
Outstanding at beginning of year                --    $                --           --    $                --
Contracts opened                               377             99,964,354           23              2,134,297
Contracts closed                              (377)           (99,964,354)         (23)            (2,134,297)
                                         ---------    -------------------    ---------    -------------------
Outstanding at end of year                      --    $                --           --    $                --
                                         =========    ===================    =========    ===================

                                                DOW 30/SHORT FUND                      WARWICK FUND
                                         --------------------------------    --------------------------------
                                         NUMBER OF         AGGREGATE FACE    NUMBER OF         AGGREGATE FACE
                                         CONTRACTS     VALUE OF CONTRACTS    CONTRACTS     VALUE OF CONTRACTS
                                         ---------    -------------------    ---------    -------------------
Outstanding at beginning of year                 3    $           276,137           --    $                --
Contracts opened                                28              2,898,744           67             10,018,815
Contracts closed                               (28)            (2,856,294)         (67)           (10,018,815)
                                         ---------    -------------------    ---------    -------------------
Outstanding at end of year                       3    $           318,587           --    $                --
                                         =========    ===================    =========    ===================

                                                                          HORIZON FUND
                                                                --------------------------------
                                                                NUMBER OF         AGGREGATE FACE
                                                                CONTRACTS     VALUE OF CONTRACTS
                                                                ---------    -------------------
Outstanding at beginning of year                                       --    $                --
Contracts opened                                                    2,180            405,096,448
Contracts closed                                                   (2,180)          (405,096,448)
                                                                ---------    -------------------
Outstanding at end of year                                             --    $                --
                                                                =========    ===================

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1st and the end of their fiscal year.

At August 31, 2003, the following funds deferred, on a tax basis, post-October losses of:

FUND                                                            POST-OCTOBER LOSSES
----                                                            -------------------
U.S. Plus Fund..............................................    $         5,785,228
U.S./Short Fund.............................................              2,560,278
OTC Plus Fund...............................................              6,116,137
OTC/Short Fund..............................................                962,695
Small Cap Plus Fund.........................................                925,938
Small Cap/Short Fund........................................              9,890,466
Dow 30 Plus Fund............................................                737,216
Dow 30/Short Fund...........................................              2,308,285
Warwick Fund................................................              2,118,904

These amounts may be used to offset future capital gains.

At August 31, 2003, the U.S. Plus Fund had accumulated net realized capital loss carryovers of $1,594,431 expiring in 2009, $5,449,982 expiring in 2010 and $18,637,665 expiring in 2011. The U.S./Short Fund had accumulated net realized capital loss carryovers of $2,179,437 expiring in 2008, $574,553 expiring in 2009 and $351,678 expiring in 2011. The OTC Plus Fund had accumulated net realized capital loss carryovers of $11,287,078 expiring in 2009, $25,356,444 expiring in 2010 and $22,579,774 expiring in 2011. The OTC/Short Fund had accumulated net realized capital loss carryovers of $1,382,129 expiring in 2008, $975,355 expiring in 2009, $304,294 expiring in 2010 and $1,011,686 expiring in
2011. The Small Cap Plus Fund had accumulated net realized capital loss carryovers of $1,799,879 expiring in 2009, $14,079,627 expiring in 2010 and $12,679,111 expiring in 2011. The Dow 30 Plus Fund had accumulated net realized capital loss carryovers of $470,919 expiring in 2009, $1,065,227 expiring in 2010 and $4,097,289 expiring in 2011. The U.S. Government Money Market Fund had accumulated net realized capital loss carryovers of $781 expiring in 2009, $1,619 expiring in 2010 and $377 expiring in 2011. To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an investment advisory agreement with Rafferty Asset Management, LLC ("Advisor"). The Advisor receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each class' daily net assets. In addition, the Advisor has entered into a sub-advisory agreements relating to the Warwick Fund and the Horizon Fund whereby the sub-advisors will direct investment activities of the Warwick Fund and the Horizon Fund. The Advisor pays, out of the management fee it receives from the Warwick Fund and the Horizon Fund, a fee for these services. The Advisor may waive additional fees it might otherwise normally charge the Funds. For the six months ended February 29, 2004, the Advisor agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses presented below as applied to each class' daily net assets. The Advisor may recover from the Funds the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause any class to exceed such annual cap on expenses. For the six months ended February 29, 2004, the Advisor paid the following expenses by class:

                                                                                         SMALL       SMALL
                                       U.S.        U.S./         OTC         OTC/         CAP         CAP/
                                     PLUS FUND   SHORT FUND   PLUS FUND   SHORT FUND   PLUS FUND   SHORT FUND
                                     ---------   ----------   ---------   ----------   ---------   ----------
INVESTOR CLASS:

Annual Advisory rate                     0.75%       0.90%       0.75%        0.90%       0.75%        0.90%
Annual cap on expenses:                  1.75%       1.95%       1.75%        1.95%       1.75%        1.95%
Expenses paid in excess of annual
  cap on expenses -- 2004             $25,907     $20,551       $  --       $4,943      $   --      $13,949
Voluntary waiver -- 2004              $    --     $    --       $  --       $   --      $   --      $    --
Advisor expense waiver
  recovery -- 2004                    $    --     $    --       $  --       $   --      $   --      $    --

                                                                                               U.S.
                                                                                            GOVERNMENT
                                               DOW 30      DOW 30/     WARWICK   HORIZON   MONEY MARKET
                                              PLUS FUND   SHORT FUND    FUND      FUND         FUND
                                              ---------   ----------   -------   -------   ------------
INVESTOR CLASS:

Annual Advisory rate                             0.75%        0.90%      1.00%     1.00%        0.50%
Annual cap on expenses:                          1.75%        1.95%      2.00%     2.00%        1.00%
Expenses paid in excess of annual cap on
  expenses -- 2004                              $  --      $16,818      $  --    $   --      $49,230
Voluntary waiver -- 2004                        $  --      $    --      $  --    $   --      $   522
Advisor expense waiver recovery -- 2004         $  --      $    --      $  --    $   --      $    --

Remaining expenses subject to potential recovery expiring in:

                                                            SMALL
          U.S.        U.S./         OTC         OTC/         CAP
        PLUS FUND   SHORT FUND   PLUS FUND   SHORT FUND   PLUS FUND
        ---------   ----------   ---------   ----------   ---------
2004     $    --     $42,007        $--       $28,654        $--
2005     $29,439     $18,074        $--       $    --        $--
2006     $    --     $    --        $--       $ 2,313        $--
2007     $25,907     $20,551        $--       $ 4,943        $--

                                                                                                                U.S.
                               SMALL                                                                         GOVERNMENT
                               CAP/           DOW 30         DOW 30/                                           MONEY
                               SHORT           PLUS           SHORT          WARWICK         HORIZON           MARKET
                               FUND            FUND           FUND            FUND            FUND              FUND
                              -------         ------         -------         -------         -------         ----------
2004                          $    --          $--           $   --            $--             $--            $30,774
2005                          $    --          $--           $   --            $--             $--            $16,023
2006                          $    --          $--           $27,563           $--             $--            $43,420
2007                          $13,949          $--           $16,818           $--             $--            $49,752

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan") for each Fund of the Trust, other than the Warwick Fund and the Horizon Fund, which authorizes it to pay Rafferty Capital Markets, LLC (the "Distributor"), an affiliate of the Advisor, a distribution and shareholder servicing fee of up to 1.00% of each Fund's average daily net assets for the Investor Class.

During the period ended February 29, 2004, the Investor Class of the OTC Plus Fund, Small Cap Plus Fund, Dow 30 Plus Fund, Warwick Fund and the Horizon Fund incurred expenses of $27,012, $151,176, $44,340, $29,382 and $56,118, respectively, pursuant to the 12b-1 Plan.

6. SWAP CONTRACTS

Each Fund, other than the U.S. Government Money Market Fund, may enter into equity swap contracts. Standard swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a "notional amount" (i.e. the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index or industry sector). The Fund's obligations are accrued daily (offset by any amounts owed to the funds).

In a "long" swap agreement, the counterparty will generally agree to pay the Funds the amount, if any, by which the notional amount of swap contract would have increased in value if the Funds had been invested in the particular securities, plus dividends that would have been received on those securities. The Funds will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amount. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities or other underlying securities. The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund's custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Funds on the notional amount are recorded as "unrealized gains or losses on swaps and futures" and when cash is exchanged, the gain or loss is recorded as "realized gains or losses on swaps and futures". Swap contracts are collateralized by the securities and cash of each particular Fund.

Each Fund, other than the U.S. Government Money Market Fund, may enter into swap contracts that provide the opposite return of the particular benchmark or security ("short" the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure to each Fund has under the swap contract. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying securities and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of default or bankruptcy of a swap contract counterparty.

7. CHANGE IN ACCOUNTING

Effective September 1, 2003 the Funds changed their accounting method for all swap contracts. Adopting this change in accounting method does not affect a Fund's net asset value, but changes the classification of the interest and dividend components of the swap contracts to realized or unrealized gain/loss from net investment income in the Statement of Operations. For the period ended February 29, 2004, the realized gain/loss on swaps increased/decreased by $12,445, ($5,557), ($104,605), ($76,026), and ($15,282) for the U.S. Plus Fund,
U.S./Short Fund, Small Cap Plus Fund, Small Cap/Short Fund, and the Dow 30/Short Fund, respectively. For the period ended February 29, 2004, the unrealized gain/loss on swaps increased/decreased by $515, ($218), ($42,121), ($1,957), and ($95) for the U.S. Plus Fund, U.S./Short Fund, Small Cap Plus Fund, Small Cap/Short Fund, and the Dow 30/Short Fund, respectively.

                               THE POTOMAC FUNDS
                             TRUSTEES AND OFFICERS
                                  (UNAUDITED)

The business and affairs of the Funds are managed under the direction of the Funds' Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set forth below. The SAI includes additional information about the Funds' Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

------------------------------------------------------------------------------------------------------------------
                                                                          PRINCIPAL               NUMBER OF
                            POSITION(S)                               OCCUPATION DURING           PORTFOLIOS
NAME, ADDRESS AND AGE:  HELD WITH THE TRUST:    TERM OF OFFICE:       PAST FIVE YEARS:      OVERSEEN BY TRUSTEE**:
------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEES
Lawrence C. Rafferty*     Chairman of the      Lifetime of Trust     Chairman and Chief              11
500 5th Ave. Suite 415       Board of          until removal or     Executive Officer of
    New York, NY        Trustees since 1997       resignation             Rafferty,
     10110-0001                                                    1997 -- present; Chief
       Age: 61                                                      Executive Officer of
                                                                     Rafferty Companies,
                                                                    LLC, 1996 -- present;
                                                                   Chief Executive Officer
                                                                     of Rafferty Capital
                                                                       Markets, Inc.,
                                                                      1995 -- present.
------------------------------------------------------------------------------------------------------------------
   Jay F. Higgins*      Trustee since 1997     Lifetime of Trust      Chairman, Bengal               11
    500 5th Ave.                               until removal or         Partners LLC,
      Suite 415                                   resignation       1998 -- present (NASD
    New York, NY                                                     Broker -- Dealer).
     10110-0001
       Age: 58
------------------------------------------------------------------------------------------------------------------

----------------------  -------------------
                               OTHER
                           TRUSTEESHIPS
NAME, ADDRESS AND AGE:    HELD BY TRUSTEE
----------------------  -------------------
 INTERESTED TRUSTEES
Lawrence C. Rafferty*          None
500 5th Ave. Suite 415
    New York, NY
     10110-0001
       Age: 61
----------------------  -------------------
   Jay F. Higgins*         Dwango North
    500 5th Ave.           America Corp
      Suite 415         (radio, telephone,
    New York, NY          communications)
     10110-0001
       Age: 58
----------------------  -------------------

                                                                          PRINCIPAL               NUMBER OF
                             POSITION(S)                              OCCUPATION DURING           PORTFOLIOS
NAME, ADDRESS AND AGE:    HELD WITH FUNDS:      TERM OF OFFICE:       PAST FIVE YEARS:      OVERSEEN BY TRUSTEE**:
------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
    Kevin G. Boyle       Trustee since 2002    Lifetime of Trust     President, Kevin G.             11
     500 5th Ave.                              until removal or    Boyle Securities, Inc.,
       Suite 415                                  resignation         1981 -- present.
     New York, NY
      10110-0001
        Age: 54
------------------------------------------------------------------------------------------------------------------
    Daniel J. Byrne      Trustee since 1997    Lifetime of Trust     President and Chief             11
     500 5th Ave.                              until removal or     Executive Officer of
       Suite 415                                  resignation      Byrne Securities Inc.,
     New York, NY                                                     1992 -- present;
      10110-0001                                                    Trustee, The Opening
        Age: 59                                                         Word Program,
                                                                    Wyandanch, New York.
------------------------------------------------------------------------------------------------------------------
  Richard M. Jackson     Trustee since 2003    Lifetime of Trust      Private Investor.              11
     500 5th Ave.                              until removal or
       Suite 415                                  resignation
     New York, NY
      10110-0001
        Age: 54
------------------------------------------------------------------------------------------------------------------
 Gerald E. Shanley III   Trustee since 1997    Lifetime of Trust    Business Consultant,             11
     500 5th Ave.                              until removal or       1985 -- present;
       Suite 415                                  resignation       Trustee of Estate of
     New York, NY                                                    Charles S. Payson,
      10110-0001                                                      1987 -- present.
        Age: 60
------------------------------------------------------------------------------------------------------------------

                                OTHER
                            TRUSTEESHIPS
NAME, ADDRESS AND AGE:     HELD BY TRUSTEE
-----------------------  -------------------
NON-INTERESTED TRUSTEES
    Kevin G. Boyle              None
     500 5th Ave.
       Suite 415
     New York, NY
      10110-0001
        Age: 54
-----------------------  -------------------
    Daniel J. Byrne             None
     500 5th Ave.
       Suite 415
     New York, NY
      10110-0001
        Age: 59

-----------------------  -------------------
  Richard M. Jackson            None
     500 5th Ave.
       Suite 415
     New York, NY
      10110-0001
        Age: 54
-----------------------  -------------------
 Gerald E. Shanley III          None
     500 5th Ave.
       Suite 415
     New York, NY
      10110-0001
        Age: 60
-----------------------  -------------------

                               THE POTOMAC FUNDS
                             TRUSTEES AND OFFICERS
                                  (UNAUDITED)

                                                                          PRINCIPAL               NUMBER OF
                             POSITION(S)                              OCCUPATION DURING           PORTFOLIOS
NAME, ADDRESS AND AGE:    HELD WITH FUNDS:      TERM OF OFFICE:       PAST FIVE YEARS:      OVERSEEN BY TRUSTEE**:
------------------------------------------------------------------------------------------------------------------
       OFFICERS
   Daniel D. O'Neill       Chief Executive         One year         Managing Director of
     500 5th Ave.        Officer since 2003,                              Rafferty,
       Suite 415           President since                            1999 -- present;
     New York, NY               1999                                 Portfolio Manager,
      10110-0001                                                      Hermitage Capital
        Age: 35                                                          Management,
                                                                        1998 -- 1999;
                                                                   Associate, Akin, Gump,
                                                                   Strauss, Hauer & Feld,
                                                                   LLP, 1995 -- 1998 (law
                                                                           firm).
------------------------------------------------------------------------------------------------------------------
   Timothy P. Hagen        Vice President          One year           Vice President of
  100 S. Royal Street        since 2001;                                  Rafferty,
 Alexandria, VA 22314      Chief Financial                            1997 -- present.
        Age: 60          Officer 1997 -- 2001
------------------------------------------------------------------------------------------------------------------
   Philip A. Harding         Senior Vice           One year           Vice President of
     500 5th Ave.          President since                                Rafferty,
       Suite 415                1997                                  1997 -- present.
     New York, NY
      10110-0001
        Age: 59
------------------------------------------------------------------------------------------------------------------
    Mark D. Edwards        Vice President          One year           Vice President of
  100 S. Royal Street        since 2002;                                  Rafferty,
 Alexandria, VA 22314      Chief Financial                            1997 -- present.
        Age: 45                Officer
                         2001 -- 2002; Vice
                          President 1997 --
                                2001
------------------------------------------------------------------------------------------------------------------
     Jesse J. Noel         Chief Financial         One year            Assistant Vice
  100 S. Royal Street    Officer since 2002                        President of Rafferty,
 Alexandria, VA 22314                                              2000 -- present; Mutual
        Age: 33                                                     Fund Accountant, U.S.
                                                                   Bancorp Funds Services,
                                                                        1997 -- 1999.
------------------------------------------------------------------------------------------------------------------
    Eric W. Falkeis      Assistant Secretary       One year         Vice President, U.S.
   615 East Michigan         since 1997                            Bancorp Fund Services,
        Street                                                      LLC, 1997 -- present.
  Milwaukee, WI 53202
        Age: 29
------------------------------------------------------------------------------------------------------------------

                                OTHER
                            TRUSTEESHIPS
NAME, ADDRESS AND AGE:     HELD BY TRUSTEE
-----------------------  -------------------
       OFFICERS
   Daniel D. O'Neill            None
     500 5th Ave.
       Suite 415
     New York, NY
      10110-0001
        Age: 35
-----------------------  -------------------
   Timothy P. Hagen             None
  100 S. Royal Street
 Alexandria, VA 22314
        Age: 60
-----------------------  -------------------
   Philip A. Harding            None
     500 5th Ave.
       Suite 415
     New York, NY
      10110-0001
        Age: 59
-----------------------  -------------------
    Mark D. Edwards             None
  100 S. Royal Street
 Alexandria, VA 22314
        Age: 45
-----------------------  -------------------
     Jesse J. Noel              None
  100 S. Royal Street
 Alexandria, VA 22314
        Age: 33
-----------------------  -------------------
    Eric W. Falkeis             None
   615 East Michigan
        Street
  Milwaukee, WI 53202
        Age: 29
-----------------------  -------------------

 * Mr. Rafferty and Mr. Higgins are affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and Mr. Higgins owns a beneficial interest in Rafferty.

** The Potomac Funds currently offer for sale to the public 11 portfolios of the 22 currently registered with the SEC.

INVESTMENT ADVISOR
          Rafferty Asset Management, LLC
          500 5th Ave., Suite 415
          New York, NY 10110

ADMINISTRATOR, TRANSFER AGENT, DIVIDEND
          PAYING AGENT & SHAREHOLDING SERVICING AGENT
          U.S. Bancorp Fund Services, LLC
          P.O. Box 1993
          Milwaukee, WI 53201-1993

CUSTODIAN
          U.S. Bank, N.A.
          425 Walnut Street
          Cincinnati, Ohio 45202

COUNSEL
          Kirkpatrick & Lockhart LLP
          1800 Massachusetts Avenue, N.W.
          Washington, D.C. 20036-1800

INDEPENDENT ACCOUNTANTS
          Ernst & Young LLP
          111 East Kilbourn Avenue
          Milwaukee, WI 53202

DISTRIBUTOR
          Rafferty Capital Markets, LLC
          59 Hilton Avenue
          Garden City, NY 11530
The Fund's Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 (starting with the year ending June 30, 2004) will be available without charge by calling 1-800-851-0511 or by accessing the SEC's website at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

                                  SEMI-ANNUAL
                                     REPORT
                               February 29, 2004


                           [THE POTOMAC FUNDS LOGO]

                        100 South Royal Street, Suite 3
                           Alexandria, Virginia 22314

                           500 5th Avenue, Suite 415
                               New York, NY 10110

                                 (800) 851-0511

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable at this time.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PURCHASE OF EQUITY, SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS OF A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.


(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

     (2) Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Rule 30a-2(b) of the Investment Company Act, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         Registrant: Potomac Funds

         By:    /s/ Daniel D. O'Neill
                -------------------------------------
                Daniel D. O'Neill, President

         Date:  May 4, 2004
                -------------------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By:      /s/ Daniel D. O'Neill
                  -----------------------------------
                  Daniel D. O'Neill, President

         Date:    May 4, 2004
                  -----------------------------------

         By:      /s/ Jesse Noel
                  -----------------------------------
                  Jesse Noel, Treasurer

         Date:    May 5, 2004
                  -----------------------------------